UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    --------

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 69.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.3%
    Bed Bath & Beyond*                                       4,470      $    171
    Coach*                                                   6,060           200
    Comcast, Cl A*                                           8,984           278
    Harrah's Entertainment                                   5,285           432
    Hilton Hotels (A)                                        8,175           220
    Home Depot                                               8,520           340
    Kohl's*                                                  5,252           293
    News, Cl B (A)                                          15,820           288
    Nordstrom (A)                                            5,500           211
    Staples                                                  8,180           216
    Target                                                   9,420           500
    Tiffany                                                  4,430           155
    Time Warner                                             14,185           247
    Walt Disney*                                             6,645           186
                                                                        --------
                                                                           3,737
                                                                        --------
CONSUMER STAPLES - 6.4%
    Altria Group                                             6,830           500
    CVS                                                     24,377           725
    Kellogg                                                  6,075           281
    PepsiCo                                                  9,425           549
    Procter & Gamble                                        13,820           804
    Wal-Mart Stores (A)                                      9,845           443
                                                                        --------
                                                                           3,302
                                                                        --------
ENERGY - 7.9%
    BP ADR                                                   3,985           294
    ConocoPhillips                                           7,140           478
    Exxon Mobil                                             19,313         1,218
    Halliburton (A)                                          8,265           646
    Occidental Petroleum                                     2,790           286
    Suncor Energy (A)                                       13,100         1,123
                                                                        --------
                                                                           4,045
                                                                        --------
FINANCIALS - 14.9%
    Allstate                                                11,050           624
    American Express                                         4,215           227
    American International Group                             7,977           521
    Bank of America                                         16,685           833
    Citigroup                                               22,062         1,102
    Goldman Sachs Group                                      4,200           673
    JPMorgan Chase                                          20,328           923
    Keycorp                                                  8,175           313
    Merrill Lynch                                           10,495           800
    National City (A)                                        7,415           274
    SLM                                                     10,880           575
    Wells Fargo                                              5,815           399
    Xl Capital, Cl A                                         5,455           359
                                                                        --------
                                                                           7,623
                                                                        --------
HEALTH CARE - 8.1%
    Abbott Laboratories                                     14,160           605
    Gilead Sciences*                                         5,230           301

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - (CONTINUED)
    GlaxoSmithKline ADR                                      3,450      $    196
    HCA (A)                                                  3,550           156
    Johnson & Johnson                                       11,930           699
    Medtronic                                                5,190           260
    Novartis ADR                                             8,115           467
    Pfizer                                                  17,574           445
    UnitedHealth Group                                       4,305           214
    WellPoint*                                               5,515           392
    Wyeth                                                    8,490           413
                                                                        --------
                                                                           4,148
                                                                        --------
INDUSTRIALS - 8.7%
    3M                                                       3,635           311
    Danaher (A)                                             10,370           665
    Emerson Electric                                         2,585           220
    General Electric                                        50,600         1,750
    Honeywell International                                  9,430           401
    Northrop Grumman                                         6,060           405
    Rockwell Automation                                      6,555           475
    Tyco International                                       8,280           218
                                                                        --------
                                                                           4,445
                                                                        --------
INFORMATION TECHNOLOGY - 10.8%
    Accenture, Cl A                                         16,250           472
    Applied Materials                                       15,570           280
    Cisco Systems*                                          34,250           718
    Citrix Systems*                                         15,670           626
    Corning*                                                12,780           353
    Dell*                                                    6,455           169
    EMC*                                                    19,640           265
    Intel (A)                                               15,755           315
    International Business Machines                          4,645           382
    Microsoft                                               33,965           820
    Oracle (A)*                                             29,405           429
    Symantec*                                               14,445           237
    Texas Instruments                                       13,750           477
                                                                        --------
                                                                           5,543
                                                                        --------
MATERIALS - 1.2%
    Alcoa (A)                                                6,730           227
    BHP Billiton ADR (A)                                     8,155           372
                                                                        --------
                                                                             599
                                                                        --------
TELECOMMUNICATIONS - 1.5%
    Sprint Nextel                                            8,605           213
    Verizon Communications                                  16,430           543
                                                                        --------
                                                                             756
                                                                        --------
UTILITIES - 2.7%
    Constellation Energy Group                              11,205           615
    Exelon (A)                                               7,975           431

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - (CONTINUED)
    PG&E                                                     8,330      $    333
                                                                        --------
                                                                           1,379
                                                                        --------
  TOTAL COMMON STOCK
    (Cost $29,893)                                                        35,577
                                                                        --------
CORPORATE OBLIGATIONS - 13.1%
CONSUMER DISCRETIONARY - 1.2%
  Time Warner
    7.480%, 01/15/08
                                                          $    300           309
  Time Warner Entertainment
    8.375%, 03/15/23                                           275           309
                                                                        --------
                                                                             618
                                                                        --------
CONSUMER STAPLES - 0.2%
  Safeway
    7.500%, 09/15/09                                           100           106
                                                                        --------
FINANCIALS - 4.8%
  Associates
    6.950%, 11/01/18                                           175           191
  Bank of America (A)
    5.250%, 02/01/07                                           100           100
  GE Global Insurance
    7.750%, 06/15/30                                           200           231
  HSBC Bank USA
    3.875%, 09/15/09                                           200           190
  Morgan Stanley
    6.750%, 04/15/11                                           200           210
  Sigma Finance (B) (C)
    4.830%, 07/07/06                                         1,000         1,000
  U.S. Bancorp
    6.875%, 09/15/07                                           400           407
  Wells Fargo Bank
    6.450%, 02/01/11                                           100           104
                                                                        --------
                                                                           2,433
                                                                        --------
FOREIGN GOVERNMENTS - 0.9%
  Hydro Quebec, Ser HY
    8.400%, 01/15/22                                           150           188
  Pemex Project Funding Master Trust
    9.125%, 10/13/10                                           250           279
                                                                        --------
                                                                             467
                                                                        --------
HEALTH CARE - 1.1%
  HCA
    7.875%, 02/01/11                                           200           210

--------------------------------------------------------------------------------
DESCRIPTION                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - (CONTINUED)
  Pharmacia
    5.875%, 12/01/08                                      $    225      $    228
  United Health Group
    5.250%, 03/15/11                                           150           148
                                                                        --------
                                                                             586
                                                                        --------
INDUSTRIALS - 2.3%
  General Electric
    5.000%, 02/01/13                                           150           145
  General Motors, Ser 91-A2
    8.950%, 07/02/09                                            14            13
  McDonnell Douglas
    6.875%, 11/01/06                                           200           201
  Raytheon
    6.550%, 03/15/10                                           200           206
  Tyco International
    7.200%, 10/15/08                                           225           231
  Waste Management
    7.000%, 10/15/06                                           350           353
                                                                        --------
                                                                           1,149
                                                                        --------
INFORMATION TECHNOLOGY - 0.5%
  Cisco Systems
    5.250%, 02/22/11                                           175           173
  International Business Machines
    6.500%, 01/15/28                                           100           103
                                                                        --------
                                                                             276
                                                                        --------
REAL ESTATE INVESTMENT TRUST - 0.9%
  Boston Properties
    5.000%, 06/01/15                                           250           232
  EOP Operating LP
    6.800%, 01/15/09                                           200           206
                                                                        --------
                                                                             438
                                                                        --------
TELECOMMUNICATION - 0.3%
  Bell Atlantic of Maryland
    8.000%, 10/15/29                                            75            80
  New England Telephone &
    Telegraph
    7.875%, 11/15/29                                            50            52
                                                                        --------
                                                                             132
                                                                        --------
UTILITIES - 0.9%
  Kinder Morgan (A)
    7.250%, 03/01/28                                           275           288


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
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - (CONTINUED)
  Virginia Electric & Power, Ser A
    4.750%, 03/01/13                                      $    200      $    187
                                                                        --------
                                                                             475
                                                                        --------
TOTAL CORPORATE OBLIGATIONS
  (Cost $6,828)                                                            6,680
                                                                        --------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.3%
--------------------------------------------------------------------------------
FHLMC
    6.500%, 11/01/09                                            93            94
    6.000%, 09/01/17                                           184           186
    6.000%, 02/01/28                                            93            93
FHLMC, CMO REMIC,
  Ser 1626, Cl PT
    6.000%, 12/15/08                                           105           105
FHLMC, CMO REMIC,
  Ser 2663, Cl QK
    3.500%, 04/15/17                                           148           147
FNMA
    8.000%, 08/01/24                                             6             7
    8.000%, 05/01/25                                            32            34
    8.000%, 07/01/26                                             9            10
    7.500%, 09/01/26                                             8             9
    7.000%, 09/01/25                                            16            16
    7.000%, 07/01/26                                            37            38
    7.000%, 09/01/26                                            13            13
    7.000%, 12/01/27                                            33            34
    6.500%, 05/01/14                                            95            98
    6.500%, 03/01/24                                             9             9
    6.500%, 01/01/28                                            42            43
    6.500%, 05/01/29                                            18            18
    6.000%, 08/01/14                                           199           201
    6.000%, 02/01/17                                           184           187
    6.000%, 03/01/28                                           107           107
    6.000%, 05/01/28                                            25            25
    5.500%, 12/01/17                                           177           176
    5.500%, 11/01/33                                           295           287
    5.000%, 04/01/18                                           291           284
    5.000%, 05/01/18                                           296           289
    5.000%, 03/01/34                                           275           261
    5.000%, 08/01/34                                           231           219
    5.000%, 07/01/35                                           239           226
    4.500%, 02/01/19                                           186           178
    4.500%, 05/01/19                                           468           446
    4.500%, 07/01/20                                           377           360
    4.000%, 05/01/19                                           497           464
FNMA, CMO REMIC, Ser 25, Cl CD
    3.500%, 03/25/17                                           305           290
GNMA
    7.500%, 05/15/24                                            13            14
    7.500%, 09/15/25                                            13            13
    7.500%, 09/15/26                                            17            18
    7.500%, 01/15/27                                            11            12
    7.000%, 02/15/26                                            37            39
    7.000%, 08/15/26                                            15            16
    7.000%, 10/15/27                                            43            45

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -

(CONTINUED)
--------------------------------------------------------------------------------
GNMA -- (continued)
    7.000%, 03/15/29                                      $     48      $     50
    6.500%, 09/15/08                                            40            40
    6.500%, 06/15/23                                             7             7
    6.500%, 04/15/26                                            17            17
    6.500%, 05/15/28                                            29            30
    6.500%, 01/15/29                                            55            57
    6.000%, 11/15/08                                            44            45
    6.000%, 12/15/28                                           115           116
    6.000%, 02/15/29                                           176           176
    6.000%, 04/15/29                                           143           144
                                                                        --------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $5,907)                                                          5,793
                                                                        --------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 3.8%
--------------------------------------------------------------------------------
  U.S. Treasury Bonds
    7.125%, 02/15/23                                           100           120
  U.S. Treasury Bonds (A)
    8.125%, 08/15/19                                           360           458
    7.250%, 05/15/16                                           400           466
  U.S. Treasury Inflation Index Note (A)
    3.000%, 07/15/12                                           884           922
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $1,977)                                                          1,966
                                                                        --------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.6%
--------------------------------------------------------------------------------
  CenterPoint Energy Transition
    Bond Co. II, Ser A-3
    5.090%, 08/01/15                                           225           217
  MBNA Credit Card Master Note
    Trust, Ser 2005-A7, Cl A7
    4.300%, 02/15/11                                           250           245
  Pacific Gas, Ser 1997-1, Cl A7
    6.420%, 09/25/08                                            54            54
  PG&E Energy Recovery Funding,
    Ser 2005-2, Cl A2
    5.030%, 03/25/14                                           200           198
  USAA Auto Owner Trust,
    Ser 2004-1, Cl A3
    2.060%, 04/15/08                                           100            99
                                                                        --------
  TOTAL ASSET-BACKED SECURITIES
    (Cost $830)                                                              813
                                                                        --------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]


SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

BALANCED FUND

-------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 16.3%
--------------------------------------------------------------------------------
  Bank of America
    4.930%, dated 04/28/06, matures
    on 05/01/06, repurchase price
    $6,664,876 (collateralized by
    various corporate obligations,
    ranging in par value $3,506,006 -
    $3,519,041, 5.250% - 6.000%,
    11/15/11 - 04/15/15, total market
    value $6,995,246) (B)                                $  6,662      $  6,662
  Credit Suisse Securities
    4.710%, dated 04/28/06, matures
    on 05/01/06, repurchase price
    $1,207,891 (collateralized by a
    U.S. Treasury obligation, par
    value $1,320,000, 3.625%,
    05/15/13, total market value
    $1,233,293)                                             1,207         1,207
  Lehman Brothers
    4.925%, dated 04/28/06, matures
    on 05/01/06, repurchase price
    $472,244 (collateralized by
    various collateralized mortgage
    obligations, ranging in par value
    $244,620 - $1,401,100, 0.000% -
    9.000%, 01/25/06 - 02/25/46, total
    market value $495,654) (B)                                472           472
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $8,341)                                                         8,341
                                                                       --------
TOTAL INVESTMENTS - 115.6%
  (Cost $53,776) +                                                       59,170
                                                                       --------
Other Assets and Liabilities, Net -- (15.6)%                             (7,997)
                                                                       --------
NET ASSETS -- 100.0%                                                   $ 51,173
                                                                       ========

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT APRIL 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2006 WAS $7,883,831.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $ 53,776 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,584
      (000) AND $(1,190) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 92.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.4%
     4Kids Entertainment*                                    8,200      $    141
     Applica*                                              115,400           458
     Arctic Cat                                              8,500           184
     Ballantyne of Omaha*                                   13,300            53
     Books-A-Million                                        19,500           262
     Brightpoint*                                           12,150           407
     Building Material Holding                              12,600           421
     Cato, Cl A                                             16,500           373
     Cavco Industries*                                       5,000           225
     Celebrate Express*                                     20,100           274
     Dress Barn*                                            19,000           481
     Drew Industries*                                        7,000           252
     Emerson Radio*                                         73,500           247
     Ethan Allen Interiors                                   4,500           202
     Fleetwood Enterprises*                                 27,900           262
     Fred's                                                 15,800           224
     Group 1 Automotive                                     11,000           600
     IHOP                                                    6,500           312
     Interface, Cl A*                                       32,200           414
     Interstate Hotels & Resorts*                           48,100           272
     Jack in the Box*                                        5,800           243
     Jakks Pacific*                                         15,100           342
     Kirkland's*                                            46,000           301
     Landry's Restaurants                                    4,000           142
     Lenox Group*                                            8,200           112
     Live Nation*                                           12,700           241
     Lone Star Steakhouse & Saloon                           8,400           229
     Main Street Restaurant Group*                          44,400           218
     Modine Manufacturing                                   16,800           487
     Multimedia Games*                                      21,600           298
     Nathan's Famous*                                        9,800           127
     Oxford Industries                                       4,000           175
     Skyline                                                 7,200           281
     Sonic Automotive                                       18,300           495
     Stage Stores                                           19,800           619
     Standard-Pacific                                       15,800           501
     Stein Mart                                             18,000           284
     Stride Rite                                            19,800           277
     Sunterra*                                              15,300           204
     Unifi*                                                 74,700           252
     Universal Technical Institute*                         10,000           247
     Weyco Group                                            11,000           233
     World Wrestling Entertainment                          27,800           482
                                                                        --------
                                                                          12,854
                                                                        --------

CONSUMER STAPLES - 3.7%
     Casey's General Stores                                 25,800           552
     Corn Products International                            10,500           294
     Flowers Foods                                          10,500           295
     J&J Snack Foods                                         7,600           260
     Longs Drug Stores                                      11,000           521
     National Beverage                                      16,200           249
     Performance Food Group*                                22,000           675
     Poore Brothers*                                        76,400           222
     Schiff Nutrition International*                        10,700            64
     Spartan Stores*                                        19,500           269

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
CONSUMER STAPLES - (CONTINUED)
     WD-40                                                   5,000      $    157
                                                                        --------
                                                                           3,558
                                                                        --------
ENERGY - 3.3%
     Adams Resources & Energy                                4,200           156
     Lone Star Technologies*                                11,000           583
     Magellan Petroleum*                                    82,000           183
     NS Group*                                               5,500           275
     Oceaneering International*                              5,000           305
     Swift Energy*                                           8,500           360
     Veritas DGC*                                           19,000           911
     Western Refining*                                      17,500           354
                                                                        --------
                                                                           3,127
                                                                        --------
FINANCIALS - 20.2%
     American Community Bancshares                          17,000           212
     Ameris Bancorp                                         10,000           223
     AmeriServ Financial*                                   34,009           170
     Argonaut Group*                                        22,200           775
     BancTrust Financial Group                              10,400           215
     Bank of Granite                                        11,700           236
     Bankunited Financial, Cl A                              9,300           285
     BFC Financial, Cl A*                                   38,300           296
     Boston Private Financial Holdings                      14,400           479
     Boykin Lodging*                                        17,400           173
     Capital Bank                                           14,800           240
     Capital Title Group                                    36,600           283
     Cardinal Financial                                     18,700           221
     Cash America International                             25,100           825
     CentraCore Properties Trust                             8,500           204
     Chittenden                                              3,700           102
     Citizens*                                              43,200           229
     Colonial Properties Trust                               8,500           418
     Commercial Net Lease                                   24,000           505
     Community Bank System                                  11,000           226
     Delphi Financial Group, Cl A                           17,100           896
     Downey Financial                                        5,700           409
     Entertainment Properties Trust                          5,000           204
     Essex Property Trust                                    2,500           273
     Ezcorp, Cl A*                                          10,600           336
     Farmers Capital Bank                                    7,100           221
     First Defiance Financial                                8,300           229
     First Republic Bank                                     7,000           305
     FNB                                                     6,800           224
     Intervest Bancshares*                                   6,700           268
     KHD Humboldt Wedag International*                      10,000           288
     LandAmerica Financial Group                             4,500           312
     Lexington Corporate Properties
        Trust                                               14,000           302
     MBT Financial                                          13,700           223
     Mercer Insurance Group*                                12,400           237
     Metrocorp Bancshares                                    9,100           268
     MicroFinancial                                         62,300           232
     National Bankshares                                     9,400           228
     National Health Realty                                 11,400           209

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

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SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
     New Century Financial                                  11,500      $    589
     Nicholas Financial*                                    19,400           258
     Northrim BanCorp                                        9,800           238
     Odyssey Re Holdings                                    20,800           500
     ProAssurance*                                           6,100           307
     Provident Bankshares                                    9,900           344
     Quanta Capital Holdings*                               16,600            43
     Security Bank                                          10,000           225
     Selective Insurance Group                               9,200           512
     Shurgard Storage
           Centers, Cl A REIT                               15,600           982
     Sovran Self Storage REIT                                8,600           423
     State Bancorp                                          14,500           230
     Sterling Bancshares                                    21,000           348
     Sterling Financial                                     19,000           611
     United Security Bancshares                              8,400           216
     Whitney Holding                                        18,100           644
     Zenith National Insurance                              21,400           944
                                                                        --------
                                                                          19,395
                                                                        --------
HEALTH CARE - 5.0%
     Analogic                                                4,400           278
     Arqule*                                                53,000           328
     Datascope                                               8,000           309
     Discovery Partners International*                      95,800           235
     DJ Orthopedics*                                         6,500           258
     Dynavax Technologies*                                  18,000           104
     I-Trax*                                                68,500           219
     LCA-Vision                                              5,000           281
     Medical Staffing Network Holdings*                     44,700           219
     Memry*                                                104,500           219
     Natural Health Trends*                                 25,300           152
     Nutraceutical International*                           16,000           253
     Owens & Minor                                          15,000           478
     Parexel International*                                 12,100           357
     Pediatric Services of America*                         18,100           250
     Savient Pharmaceuticals*                               31,400           176
     Viasys Healthcare*                                     14,300           416
     Vital Signs                                             5,800           288
                                                                        --------
                                                                           4,820
                                                                        --------
INDUSTRIALS - 18.3%
     Acuity Brands                                          18,600           768
     Albany International, Cl A                             19,700           770
     Apogee Enterprises                                     29,800           484
     Applied Industrial Technologies                        18,600           773
     Arbinet-thexchange*                                    36,200           311
     Arkansas Best                                           7,800           335
     Armor Holdings*                                        14,200           867
     Baldwin Technology, Cl A*                              40,700           252
     Barnes Group                                           11,500           518
     Collectors Universe*                                   14,600           237
     EGL*                                                   18,200           850
     EMCOR Group*                                           13,400           671
     Esterline Technologies*                                 5,700           253
     Exponent*                                               7,200           234

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
     GP Strategies*                                         31,900      $    230
     Healthcare Services Group                              15,500           331
     IDEX                                                    7,800           396
     Industrial Distribution Group*                         29,900           256
     International Aluminum                                  4,900           208
     JLG Industries                                         14,000           401
     Kaman                                                  15,700           381
     Kansas City Southern*                                  12,600           306
     Key Technology*                                        20,200           248
     Kirby*                                                  3,600           265
     Lennox International                                   17,000           555
     LSI Industries                                         14,900           249
     Moog, Cl A*                                            15,600           584
     Mueller Industries                                     14,000           530
     NCO Group*                                             11,600           249
     Oshkosh Truck                                          10,700           655
     Remedytemp, Cl A*                                      21,900           276
     RF Monolithics*                                        38,400           268
     Spherion*                                              27,000           286
     Triumph Group*                                          6,700           315
     United Stationers*                                     10,600           569
     URS*                                                   20,700           892
     Valmont Industries                                     18,000           967
     Viad                                                   16,600           546
     Watsco                                                  3,600           228
                                                                        --------
                                                                          17,514
                                                                        --------
INFORMATION TECHNOLOGY - 15.5%
     Advanced Energy Industries*                            11,800           185
     Aeroflex*                                              22,100           279
     Agilysys                                               14,500           210
     American Software, Cl A                                33,800           248
     Anixter International                                  18,700           951
     Bel Fuse, Cl B                                          7,000           232
     Belden CDT                                             24,500           767
     Bell Microproducts*                                    26,300           171
     Bottomline Technologies*                               18,600           219
     Brooks Automation*                                     28,900           391
     CalAmp*                                                22,800           307
     CallWave*                                              48,500           203
     Catapult Communications*                               16,900           202
     Checkpoint Systems*                                    14,000           369
     Coherent*                                              16,500           611
     Cohu                                                   14,400           276
     Computer Horizons*                                     50,700           277
     Cymer*                                                  7,400           383
     Diodes*                                                 5,500           224
     Filenet*                                               11,000           306
     Gerber Scientific*                                     22,100           229
     Hutchinson Technology*                                  9,900           235
     InFocus*                                               63,000           307
     Integral Systems                                        8,800           254
     Inter-Tel                                              12,400           285
     Kopin*                                                 54,800           305
     Lightbridge*                                           23,700           302
     Management Network Group*                              89,200           198
     Mapinfo*                                               20,100           279

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
     Micros Systems*                                         9,100      $    380
     Netscout Systems*                                      34,000           326
     NWH                                                    18,800           257
     Opnet Technologies*                                    24,300           299
     Overland Storage*                                      26,900           222
     Pegasystems*                                           28,100           223
     Pemstar*                                               98,300           221
     Performance Technologies*                              32,300           239
     Pfsweb*                                               142,000           175
     Phoenix Technologies*                                  32,400           189
     Photronics*                                            16,700           300
     Planar Systems*                                        14,900           243
     Radisys*                                               15,000           317
     Richardson Electronics                                 27,400           194
     Rudolph Technologies*                                   8,000           133
     Scailex*                                               39,400           244
     Secure Computing*                                      27,500           296
     Technitrol                                              7,800           195
     TechTeam Global*                                       21,400           214
     TTI Team Telecom International*                        59,700           288
     Varian Semiconductor Equipment
        Associates*                                         15,600           511
     White Electronic Designs*                              39,700           228
                                                                        --------
                                                                          14,899
                                                                        --------
MATERIALS - 8.1%
     Aleris International*                                  12,810           592
     Aptargroup                                              6,100           320
     Arch Chemicals                                          9,600           283
     Buckeye Technologies*                                  25,000           201
     Caraustar Industries*                                  15,800           156
     Carpenter Technology                                    7,600           904
     Chaparral Steel*                                        5,400           341
     Commercial Metals                                      18,500         1,006
     Friedman Industries                                    19,300           199
     HB Fuller                                              14,400           753
     Innospec                                               11,600           292
     Material Sciences*                                     18,100           187
     Myers Industries                                        8,000           142
     Neenah Paper                                            5,000           160
     Olympic Steel                                           8,600           271
     Reliance Steel & Aluminum                               9,000           800
     Rock-Tenn, Cl A                                        11,200           178
     Schulman A                                              9,900           237
     Synalloy*                                              17,400           225
     Texas Industries                                        9,200           522
                                                                        --------
                                                                           7,769
                                                                        --------
TELECOMMUNICATIONS - 0.3%
     Talk America Holdings*                                 27,000           246
                                                                        --------
UTILITIES - 5.1%
     Allete                                                 11,500           538
     Atmos Energy                                           15,100           401
     Avista                                                 29,400           618

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - (CONTINUED)
     Cascade Natural Gas                                    11,700      $    239
     Energen                                                 5,500           194
     Laclede Group                                          18,200           621
     Northwest Natural Gas                                  17,500           604
     Piedmont Natural Gas                                   29,900           733
     South Jersey Industries                                17,900           476
     Southern Union                                         18,941           491
                                                                        --------
                                                                           4,915
                                                                        --------
   TOTAL COMMON STOCK
     (Cost $73,588)                                                       89,097
                                                                        --------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANIES - 5.3%
--------------------------------------------------------------------------------
     iShares Russell 2000 Value Index
        Fund                                                29,000         2,175
     iShares S&P SmallCap 600 Value
        Index Fund                                          39,300         2,867
                                                                        --------
   TOTAL REGULATED INVESTMENT COMPANIES
     (Cost $3,702)                                                         5,042
                                                                        --------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.7%
--------------------------------------------------------------------------------
   Credit Suisse Securities
     4.710%, dated 04/28/06, matures
     on 05/01/06, repurchase price
     $1,667,065 (collateralized by a
     U.S. Government obligation,
     3.625%, 05/15/13, total market
     value $1,700,449)                                    $  1,666         1,666
                                                                        --------
   TOTAL REPURCHASE AGREEMENT
     (Cost $1,666)                                                         1,666
                                                                        --------
TOTAL INVESTMENTS - 99.9%
   (Cost $78,956) +                                                       95,805
                                                                        --------
 Other Assets and Liabilities, Net -- 0.1%                                    55
                                                                        --------
NET ASSETS -- 100.0%                                                    $ 95,860
                                                                        ========

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $78,956 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $18,868 (000) AND $(2,019) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 99.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.9%
    Brunswick                                               17,900      $    702
    Darden Restaurants (A)                                  20,300           804
    Dillard's, Cl A                                         48,800         1,273
    Family Dollar Stores (A)                                37,000           925
    Gannett (A)                                             11,900           654
    Home Depot                                              67,795         2,707
    Jones Apparel Group                                     28,500           979
    Leggett & Platt                                         29,000           769
    Lennar, Cl A                                            10,925           600
    Liz Claiborne                                           16,900           660
    Mattel                                                  33,600           544
    Newell Rubbermaid (A)                                   23,400           642
    RadioShack                                              19,900           338
                                                                        --------
                                                                          11,597
                                                                        --------
CONSUMER STAPLES - 8.5%
    ConAgra Foods (A)                                       54,400         1,234
    General Mills                                           20,700         1,021
    Kimberly-Clark                                          27,305         1,598
    Kraft Foods, Cl A (A)                                   14,400           450
    Pepsi Bottling Group                                    61,100         1,961
    Safeway (A)                                            101,500         2,551
    Smithfield Foods*                                       18,200           490
    Wal-Mart Stores (A)                                     14,000           630
                                                                        --------
                                                                           9,935
                                                                        --------

ENERGY - 7.9%
    Amerada Hess (A)                                        19,600         2,808
    BP ADR                                                   9,705           715
    Chevron                                                 14,200           867
    ConocoPhillips                                          26,930         1,802
    Exxon Mobil                                             48,100         3,034
                                                                        --------
                                                                           9,226
                                                                        --------
FINANCIALS - 20.7%
    Assurant                                                24,700         1,190
    Bank of America                                         65,080         3,249
    CIT Group                                               26,800         1,447
    Citigroup                                               81,848         4,088
    Goldman Sachs Group                                     23,110         3,704
    JPMorgan Chase                                          16,220           736
    Keycorp                                                 24,795           948
    Lincoln National                                        19,000         1,104
    Merrill Lynch                                           24,380         1,859
    Morgan Stanley                                           7,100           457
    National City (A)                                       88,000         3,247
    Principal Financial Group                               19,100           980
    UnumProvident                                           61,600         1,251
                                                                        --------
                                                                          24,260
                                                                        --------
HEALTH CARE - 12.4%
    AmerisourceBergen                                       10,800           466
    Cigna                                                   13,500         1,445

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - (CONTINUED)
    HCA (A)                                                 34,400      $  1,510
    Health Management
          Associates, Cl A                                  16,700           346
    King Pharmaceuticals (A)*                              194,900         3,389
    Merck                                                   46,000         1,583
    Pfizer                                                 150,309         3,807
    Universal Health
          Services, Cl B (A)                                37,900         1,925
                                                                        --------
                                                                          14,471
                                                                        --------
INDUSTRIALS - 13.8%
    CSX                                                     26,100         1,788
    General Electric                                        47,555         1,645
    Manpower                                                36,700         2,391
    Navistar International*                                 35,800           944
    Northrop Grumman                                        63,660         4,259
    Paccar                                                   5,700           410
    Ryder System                                            52,100         2,717
    Tyco International                                      44,200         1,165
    Waste Management                                        22,000           824
                                                                        --------
                                                                          16,143
                                                                        --------
INFORMATION TECHNOLOGY - 16.3%
    Computer Sciences*                                      31,100         1,821
    Convergys*                                             115,900         2,257
    Hewlett-Packard                                         49,100         1,594
    Intel                                                   33,740           674
    International Business Machines                         19,460         1,602
    Intuit*                                                 12,500           677
    Lexmark International, Cl A (A)*                        10,100           492
    Micron Technology (A)*                                  47,600           808
    Microsoft                                               22,525           544
    Molex (A)                                               15,600           579
    Nokia ADR                                              134,175         3,040
    Novellus Systems*                                       44,600         1,102
    Sabre Holdings, Cl A                                    18,100           418
    STMicroelectronics (A)                                  99,100         1,814
    Synopsys*                                               73,900         1,613
                                                                        --------
                                                                          19,035
                                                                        --------
MATERIALS - 4.0%
    Alcoa                                                   57,440         1,940
    Ashland                                                  4,700           309
    Bemis                                                   22,000           692
    Eastman Chemical (A)                                    14,200           772
    International Paper                                     26,900           978
                                                                        --------
                                                                           4,691
                                                                        --------
TELECOMMUNICATIONS - 3.0%
    CenturyTel                                              21,500           810
    Telefonos de Mexico ADR (A)                             65,200         1,434

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

CORE EQUITY FUND

-------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
-------------------------------------------------------------------------------
TELECOMMUNICATIONS - (CONTINUED)
    Verizon Communications                                 38,300      $  1,265
                                                                       --------
                                                                          3,509
                                                                       --------
UTILITIES - 2.8%
    American Electric Power                                53,700         1,797
    DTE Energy (A)                                         13,200           538
    Duke Energy (A)                                        34,800         1,013
                                                                       --------
                                                                          3,348
                                                                       --------
  TOTAL COMMON STOCK
    (Cost $105,037)                                                     116,215
                                                                       --------

-------------------------------------------------------------------------------
MASTER NOTES - 4.3%
-------------------------------------------------------------------------------
  Bank of America (B)
    4.945%, 05/01/06                                     $  2,500         2,500
  Bear Stearns (B)
    5.025%, 05/03/06                                        2,500         2,500
                                                                       --------
  TOTAL MASTER NOTES
    (Cost $5,000)                                                         5,000
                                                                       --------

-------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.1%
-------------------------------------------------------------------------------
  Morgan Stanley (B)
    4.945%, 11/09/06                                        2,500         2,500
                                                                       --------
  TOTAL COMMERCIAL PAPER
    (Cost $2,500)                                                         2,500
                                                                       --------

-------------------------------------------------------------------------------
CORPORATE OBLIGATION - 0.9%
-------------------------------------------------------------------------------
  Sigma Finance (B) (C)
    4.830%, 07/07/06                                        1,000         1,000
                                                                       --------
  TOTAL CORPORATE OBLIGATION
    (Cost $1,000)                                                         1,000
                                                                       --------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 11.6%
-------------------------------------------------------------------------------
  Bank of America
    4.930%, dated 04/28/06, matures on
    05/01/06, repurchase price $4,852,199
    (collateralized by various corporate
    obligations, ranging in par value
    $2,552,461 - $2,561,951, 5.250% -
    6.000%, 11/15/11 - 04/15/15, total
    market value $5,092,716) (B)                            4,850         4,850

-------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
-------------------------------------------------------------------------------
  Bear Stearns
    4.975%, dated 04/28/06, matures on
    05/01/06, repurchase price $3,001,244
    (collateralized by various
    collateralized mortgage obligations,
    ranging in par value $211,800 -
    $4,359,300, 0.100% - 4.321%, 07/25/35
    - 11/25/45, total market value
    $3,150,204) (B)                                      $  3,000      $  3,000
  Credit Suisse Securities
    4.710%, dated 04/28/06, matures on
    05/01/06, repurchase price $727,883
    (collateralized by a U.S. Treasury
    obligation, par value $795,000,
    3.625%, 05/15/13, total market value
    $742,779)                                                 728           728
  Lehman Brothers
    4.925%, dated 04/28/06, matures on
    05/01/06, repurchase price $5,002,052
    (collateralized by various
    collateralized mortgage obligations,
    ranging in par value $2,591,038 -
    $14,840,586, 0.000% - 9.000%,
    01/25/06 - 02/25/46, total market
    value $5,250,011) (B)                                   5,000         5,000
                                                                       --------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $13,578)                                                       13,578
                                                                       --------
TOTAL INVESTMENTS - 118.2%
  (Cost $127,115) +                                                     138,293
                                                                       --------
Other Assets and Liabilities, Net -- (18.2)%                            (21,299)
                                                                       --------
NET ASSETS -- 100.0%                                                   $116,994
                                                                       ========

-------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT APRIL 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2006 WAS $20,560,324.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $127,120 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,147 (000) AND $(2,974) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - 98.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 6.4%
    Amazon.com*                                              26,300    $     926
    Comcast, Cl A*                                           46,600        1,442
    Garmin                                                    6,700          579
    IAC/InterActiveCorp*                                     35,550        1,026
    Liberty Global, Cl A*                                    16,700          346
    Liberty Global, Cl B*                                    16,700          334
    Pixar*                                                   11,000          707
    Starbucks*                                               55,100        2,054
    Wynn Resorts*                                            10,200          776
    XM Satellite Radio Holdings, Cl A*                       23,500          475
                                                                       ---------
                                                                           8,665
                                                                       ---------
ENERGY - 0.4%
    Patterson-UTI Energy                                     15,700          508
                                                                       ---------
HEALTH CARE - 12.4%
    Adolor*                                                  12,700          299
    Alcon                                                     6,800          692
    Amgen*                                                   34,100        2,309
    Amylin Pharmaceuticals*                                  14,700          640
    Biogen Idec*                                             46,300        2,076
    Biomet*                                                  33,000        1,227
    Boston Scientific*                                       12,600          293
    Celgene*                                                 34,000        1,433
    Dusa Pharmaceuticals*                                    16,400          115
    Express Scripts*                                         13,000        1,016
    Genomic Health*                                           4,700           50
    Genzyme*                                                 13,000          795
    Gilead Sciences*                                         38,300        2,202
    Medimmune*                                               27,000          850
    Patterson*                                               12,000          391
    Sepracor*                                                 9,700          433
    Teva Pharmaceutical
        Industries ADR*                                      46,600        1,887
    Viropharma*                                               6,600           74
                                                                       ---------
                                                                          16,782
                                                                       ---------
INDUSTRIALS - 2.9%
    American Power Conversion                                18,000          400
    Cintas*                                                  18,000          756
    Expeditors International
       Washington                                            15,000        1,284
    Joy Global                                               11,300          742
    Monster Worldwide*                                       11,200          643
                                                                       ---------
                                                                           3,825
                                                                       ---------
INFORMATION TECHNOLOGY - 75.4%
    Adobe Systems*                                           50,000        1,960
    Altera*                                                  53,000        1,158
    Amdocs*                                                  29,300        1,090
    Analog Devices                                           36,100        1,369
    Apple Computer*                                          69,300        4,878
    Applied Materials                                        95,000        1,705
    Autodesk                                                 24,000        1,009

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
    Automatic Data Processing                                29,800    $   1,314
    BEA Systems*                                             41,400          549
    Broadcom, Cl A*                                          46,500        1,912
    Cadence Design Systems*                                  29,900          566
    CDW                                                       8,000          476
    Check Point Software
       Technologies*                                         28,500          551
    Cisco Systems*                                          212,300        4,448
    Citrix Systems*                                          25,000          998
    Cognizant Technology
       Solutions, Cl A*                                      27,700        1,762
    Cognos*                                                  17,600          656
    Comverse Technology*                                     42,000          951
    Corning*                                                 79,300        2,191
    Dell*                                                    83,300        2,182
    eBay*                                                    71,600        2,464
    Electronic Arts*                                         30,000        1,704
    EMC*                                                    125,600        1,697
    First Data                                               21,000        1,002
    Fiserv*                                                  22,000          992
    Flextronics International*                               62,000          704
    Google, Cl A*                                            11,500        4,806
    Hewlett-Packard                                          40,900        1,328
    Intel                                                   168,600        3,369
    International Business Machines                          24,800        2,042
    Intuit*                                                  23,300        1,262
    JDS Uniphase*                                           153,300          535
    Juniper Networks*                                        70,200        1,297
    Kla-Tencor                                               25,000        1,204
    Lam Research*                                            25,900        1,266
    Linear Technology                                        38,800        1,377
    Marvel Technology Group*                                 30,000        1,713
    Maxim Integrated Products                                43,300        1,527
    McAfee*                                                  32,500          848
    Microchip Technology                                     18,000          671
    Microsoft                                               199,200        4,811
    Motorola                                                 56,300        1,202
    NAVTEQ*                                                  16,400          681
    Network Appliance*                                       39,700        1,472
    Nokia ADR                                                89,400        2,026
    Nvidia*                                                  40,000        1,169
    Oracle*                                                 203,900        2,975
    Paychex                                                  37,500        1,515
    Qualcomm                                                109,300        5,611
    Quality Systems                                          21,700          728
    Red Hat*                                                 45,600        1,340
    Research In Motion*                                      14,000        1,073
    Salesforce.com*                                          38,400        1,346
    Samsung Electronics GDR (A)                               1,900          648
    SanDisk*                                                 21,900        1,398
    SAP ADR                                                  12,200          666
    Sun Microsystems*                                       140,000          700
    Symantec*                                                85,010        1,392
    Taiwan Semiconductor
       Manufacturing ADR*                                    62,900          659
    Texas Instruments                                        39,800        1,381
    VeriSign*                                                56,800        1,336
    Xilinx                                                   45,000        1,245

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

ENHANCED GROWTH FUND

-------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
    Yahoo!*                                                 87,900    $   2,881
                                                                      ---------
                                                                        101,788
                                                                      ---------
TELECOMMUNICATIONS - 0.6%
    NII Holdings*                                           14,100          845
                                                                      ---------
  TOTAL COMMON STOCK
    (Cost $107,852)                                                     132,413
                                                                      ---------

-------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 1.0%
-------------------------------------------------------------------------------
    Nasdaq-100 Index Tracking Stock                         33,000        1,381
                                                                      ---------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $1,155)                                                         1,381
                                                                      ---------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.4%
-------------------------------------------------------------------------------
  Credit Suisse Securities
    4.710%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $3,242,539
    (collateralized by a U.S.
    Government obligation, par
    value $3,540,000, 3.625%,
    05/15/13, total market value
    $3,307,467)                                         $   3,241         3,241
                                                                      ---------
  TOTAL REPURCHASE AGREEMENT
    (Cost $3,241)                                                         3,241
                                                                      ---------
TOTAL INVESTMENTS - 101.5%
  (Cost $112,248) ++                                                    137,035
                                                                      ---------
 Other Assets and Liabilities, Net -- (1.5)%                             (2,000)
                                                                      ---------

NET ASSETS -- 100.0%                                                  $ 135,035
                                                                      =========

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $112,248 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $28,957 (000) AND $(4,170) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - 94.8%
--------------------------------------------------------------------------------
AUSTRALIA - 2.0%
    Australia & New Zealand
       Banking Group                                         21,000    $     446
    BHP Billiton                                             30,128          670
    Commonwealth Bank of Australia                           18,000          642
    CSL                                                      14,000          613
    ING Office Fund                                         150,000          157
    QBE Insurance Group                                      30,000          510
    Rinker Group                                             27,000          435
    Woodside Petroleum                                        7,500          267
    Zinifex                                                  80,000          629
                                                                       ---------
                                                                           4,369
                                                                       ---------
AUSTRIA - 1.5%
    Erste Bank der
       Oesterreichischen
    Sparkassen                                                8,000          485
    EVN                                                       5,113          562
    OMV                                                      19,630        1,365
    Telekom Austria                                          18,000          442
    Voestalpine                                               2,500          365
                                                                       ---------
                                                                           3,219
                                                                       ---------
BELGIUM - 0.9%
    Bekaert                                                   4,000          460
    Dexia                                                    18,000          475
    KBC Groep                                                 5,000          580
    Option                                                   16,000          458
                                                                       ---------
                                                                           1,973
                                                                       ---------
BRAZIL - 2.3%
    Banco Bradesco ADR                                       22,032          839
    Banco Itau Holding Financeira ADR                        38,000        1,209
    Cia Vale do Rio Doce ADR                                 33,000        1,700
    Empresa Brasileira de
       Aeronautica ADR                                        5,700          221
    Petroleo Brasileiro ADR                                  11,900        1,176
                                                                       ---------
                                                                           5,145
                                                                       ---------
CANADA - 1.3%
    Falconbridge                                              9,735          388
    Methanex                                                 30,000          664
    National Bank of Canada                                   5,000          279
    Petro-Canada                                              8,000          394
    Teck Cominco, Cl B                                       10,000          690
    Ultra Petroleum*                                          8,000          512
                                                                       ---------
                                                                           2,927
                                                                       ---------
CZECH REPUBLIC - 0.2%
    CEZ                                                      14,000          480
                                                                       ---------
DENMARK - 0.7%
    AP Moller - Maersk                                           45          387
    Danisco                                                   3,000          255

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
DENMARK - (CONTINUED)
    Danske Bank                                              13,000    $     517
    NKT Holding                                               5,000          321
                                                                       ---------
                                                                           1,480
                                                                       ---------
FINLAND - 1.8%
    Metso                                                    25,000          993
    Nokia ADR                                                97,700        2,214
    Sampo, Cl A                                              40,500          836
                                                                       ---------
                                                                           4,043
                                                                       ---------
FRANCE - 9.1%
    Arcelor                                                  25,500        1,049
    AXA                                                      35,380        1,298
    BNP Paribas                                              16,780        1,586
    Capgemini                                                19,000        1,017
    Credit Agricole                                          15,100          608
    Eiffage                                                  10,000        1,510
    Euler Hermes                                              8,000          995
    European Aeronautic
       Defence and Space                                     10,000          395
    Natexis Banques Populaires                                4,600        1,247
    Nexans                                                   11,000          927
    Sanofi-Aventis                                           15,746        1,485
    Sanofi-Aventis ADR                                       12,000          565
    Schneider Electric                                        6,000          679
    Societe Generale                                          8,200        1,253
    Sodexho Alliance                                         17,000          818
    Suez                                                     13,000          512
    Technip                                                  15,000          947
    Total ADR                                                 1,200          166
    Total, Cl B                                               8,380        2,317
    Vivendi*                                                 16,500          602
                                                                       ---------
                                                                          19,976
                                                                       ---------
GERMANY - 6.6%
    Allianz                                                   6,990        1,170
    BASF                                                     10,000          857
    Bayer                                                    10,000          462
    Bayerische Hypo-und Vereinsbank                          10,000          340
    Commerzbank                                              28,000        1,160
    Continental                                               7,000          833
    DaimlerChrysler                                          14,000          768
    Depfa Bank                                               22,000          413
    Deutsche Bank                                            11,500        1,412
    Deutsche Telekom                                         21,860          395
    E.ON                                                     12,000        1,461
    Muenchener Rueckversicherungs                             4,000          567
    ProSiebenSat.1 Media                                     27,000          748
    RWE                                                       6,000          520
    SAP                                                       5,000        1,093
    ThyssenKrupp                                             40,000        1,319
    Volkswagen                                               13,000          896
                                                                       ---------
                                                                          14,414
                                                                       ---------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
GREECE - 0.7%
    Alpha Bank                                               14,160    $     536
    Fourlis                                                  25,000          388
    National Bank of Greece                                  11,100          551
                                                                       ---------
                                                                           1,475
                                                                       ---------
HONG KONG - 2.3%
    ASM Pacific Technology                                   40,000          233
    Bank of East Asia                                        66,000          276
    Cheung Kong Holdings                                     20,000          225
    China Mobile Hong Kong                                   60,000          349
    China Netcom Group                                      200,000          365
    China Overseas Land &
       Investment                                           800,000          511
    China Resources Power Holdings                          280,000          210
    China State Construction
       International Holdings                                44,444           18
    Chinese Estates Holdings                                300,000          389
    CNOOC                                                   400,000          322
    Foxconn International Holdings*                         145,000          312
    Guoco Group                                              17,000          211
    Hutchison Whampoa                                        20,000          196
    Li & Fung                                               154,000          366
    PetroChina, Cl H                                        300,000          331
    Regal Hotels International Holdings                   3,000,000          286
    Swire Pacific                                            20,000          205
    Vtech Holdings                                           57,000          271
                                                                       ---------
                                                                           5,076
                                                                       ---------
IRELAND - 0.7%
    Allied Irish Banks                                       21,400          516
    CRH                                                      14,400          529
    Irish Life & Permanent                                   20,700          526
                                                                       ---------
                                                                           1,571
                                                                       ---------
ITALY - 1.5%
    Banca Intesa                                             76,463          453
    Banca Popolare di Milano                                 27,000          341
    Capitalia                                                45,000          391
    Enel                                                     34,000          294
    ENI                                                      25,000          763
    Fondiaria-Sai                                             8,000          316
    Mediobanca                                               13,000          282
    Tenaris                                                  22,000          495
                                                                       ---------
                                                                           3,335
                                                                       ---------
JAPAN - 22.5%
    77 Bank                                                  25,000          197
    Aeon                                                     10,000          249
    Aisin Seiki                                               6,000          226
    Amada                                                    40,000          438
    AOC Holdings                                              8,500          179
    Arcs                                                     11,000          152

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
JAPAN - (CONTINUED)
    Asahi Breweries                                          33,000    $     472
    Astellas Pharma                                          10,000          417
    Autobacs Seven                                           16,000          767
    Bridgestone                                               8,000          195
    Brother Industries                                       25,000          280
    Calpis                                                   35,000          344
    Canon                                                    16,000        1,224
    Chubu Electric Power                                      7,000          184
    Cosmo Oil                                                88,000          506
    Daiichi Sankyo                                           25,000          644
    Dainippon Ink and Chemicals                              50,000          201
    Daiwa Securities Group                                   60,000          832
    Fancl                                                    18,000          334
    Fuji Heavy Industries                                   102,000          638
    Futaba                                                   17,000          460
    Futaba Industrial                                        15,000          391
    Hitachi                                                  50,000          372
    Hitachi Construction Machinery                           12,000          328
    Honda Motor                                              25,000        1,776
    Hosiden                                                  17,000          199
    Isetan                                                   10,000          205
    Juki                                                     90,000          585
    Kadokawa Holdings                                         6,000          201
    Kinden                                                  100,000          942
    Kyushu Electric Power                                    22,000          514
    Maeda                                                   100,000          616
    Makino Milling Machine                                   85,000        1,042
    Makita                                                   23,000          683
    Marubeni                                                110,000          634
    Matsushita Electric Industrial                           25,000          604
    Mazda Motor                                             105,000          687
    Mitsubishi                                               35,000          847
    Mitsubishi Chemical Holdings                             50,000          316
    Mitsubishi Electric                                      45,000          392
    Mitsubishi Heavy Industries                              55,000          272
    Mitsui                                                   30,000          453
    Mitsui Fudosan                                           58,000        1,299
    Mitsui OSK Lines                                         50,000          358
    Mizuho Financial Group                                      100          853
    Mori Seiki                                               18,000          387
    Nikko Cordial                                            30,000          486
    Nintendo                                                  3,000          448
    Nippon Konpo Unyu Soko                                   60,000          888
    Nippon Mining Holdings                                   46,500          430
    Nippon Residential Investment                               100          570
    Nippon Shokubai                                          21,000          258
    Nippon Suisan Kaisha                                     45,000          221
    Nippon Telegraph & Telephone                                135          605
    Nippon Telegraph &
       Telephone ADR                                         13,000          292
    Nippon Thompson                                          20,000          242
    Nissan Motor                                             61,000          802
    Nisshin Steel                                           100,000          349
    Nomura Holdings                                          35,000          792
    NSK                                                      65,000          588
    NTT DoCoMo                                                  430          642
    Obayashi                                                 35,000          268
    Okinawa Electric Power                                    6,000          387

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
JAPAN - (CONTINUED)
    ORIX                                                      1,500    $     451
    Parco                                                    34,000          390
    Rengo                                                    25,000          197
    Ricoh                                                    30,000          595
    Sakai Chemical Industry                                 150,000          811
    Sanwa Shutter                                            50,000          342
    Sanyo Shinpan Finance                                     5,000          296
    Sawai Pharmaceutical                                      4,000          153
    Seven & I Holdings                                       10,000          387
    Shiga Bank                                               30,000          223
    Shinsei Bank                                             90,000          630
    Shizuoka Bank                                            33,000          349
    Sony                                                     13,000          653
    Sumitomo                                                 70,000        1,049
    Sumitomo Mitsui Financial Group                              80          878
    Sumitomo Trust & Banking                                 40,000          426
    Takeda Pharmaceutical                                    10,000          611
    Teijin                                                   55,000          377
    Toei                                                     35,000          296
    Toei Animation                                            6,000          395
    Toho Pharmaceutical                                      15,000          266
    Tohoku Electric Power                                    15,000          346
    Tokai Carbon                                             65,000          405
    Tokyo Electric Power                                     12,000          308
    Tokyo Electron                                           15,000        1,080
    Toshiba                                                 100,000          637
    Toyo Suisan Kaisha                                       60,000          915
    Toyota Motor                                             30,000        1,755
    Toyota Motor ADR                                          3,500          410
    TV Asahi                                                    150          393
    United Urban Investment                                     100          619
    Yamaha Motor                                             11,000          303
                                                                       ---------
                                                                          49,109
                                                                       ---------
MEXICO - 0.7%
    Carso Global Telecom*                                   112,000          259
    Cemex ADR                                                 4,000          270
    Grupo Aeroportuario del
       Sureste ADR                                            7,700          299
    Grupo Televisa ADR                                       10,400          221
    Telefonos de Mexico ADR                                   6,700          147
    Wal-Mart de Mexico                                      104,200          297
                                                                       ---------
                                                                           1,493
                                                                       ---------
NETHERLANDS - 6.3%
    ABN AMRO Holding                                         23,000          687
    Aegon                                                    43,000          785
    Buhrmann                                                 35,000          679
    Fortis                                                   20,000          750
    ING Groep                                                72,000        2,930
    Koninklijke DSM                                          20,000          912
    Koninklijke Philips Electronics                          12,020          415
    Randstad Holdings                                         9,000          598
    Rodamco Europe*                                           5,000          538

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
NETHERLANDS - (CONTINUED)
    Royal Dutch Shell, Cl A                                  68,000    $   2,332
    Royal Dutch Shell, Cl B                                  28,733        1,027
    Royal KPN                                                43,000          505
    Univar                                                   25,000        1,392
                                                                       ---------
                                                                          13,550
                                                                       ---------
NORWAY - 2.2%
    DNB NOR                                                  80,500        1,118
    Norsk Hydro                                              14,500        2,235
    Statoil                                                  31,000        1,022
    Yara International                                       30,000          483
                                                                       ---------
                                                                           4,858
                                                                       ---------
POLAND - 1.2%
    Bank Zachodni WBK                                         8,200          497
    KGHM Polska Miedz*                                       13,700          502
    Polski Koncern Naftowy Orlen                             28,000          584
    Telekomunikacja Polska                                   88,600          650
    TVN*                                                     13,500          423
                                                                       ---------
                                                                           2,656
                                                                       ---------
RUSSIA - 1.1%
    Mobile Telesystems ADR                                   12,500          408
    OAO Gazprom ADR                                          30,000        1,362
    Pyaterochka Holding GDR                                  30,000          572
                                                                       ---------
                                                                           2,342
                                                                       ---------
SINGAPORE - 1.7%
    CapitaLand                                              190,000          589
    DBS Group Holdings                                       40,000          450
    Elec & Eltek International                               84,000          206
    K-REIT Asia                                              30,000           28
    Keppel                                                   45,000          435
    Keppel Land                                             150,000          450
    Oversea-Chinese Banking                                  55,000          237
    SembCorp Industries                                     140,000          319
    SembCorp Marine                                         250,000          484
    Singapore Telecommunications                            134,000          232
    United Overseas Bank                                     25,000          258
    UOL Group                                                 5,000           10
                                                                       ---------
                                                                           3,698
                                                                       ---------
SOUTH AFRICA - 0.8%
    Imperial Holdings                                        14,840          414
    Sasol                                                    11,000          464
    Standard Bank Group                                      15,000          215
    Steinhoff International Holdings                        142,000          565
                                                                       ---------
                                                                           1,658
                                                                       ---------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
SOUTH KOREA - 3.6%
    Hana Financial Group                                      7,575    $     372
    Hynix Semiconductor*                                     15,000          524
    Hyundai Motor                                             5,000          440
    Hyundai Securities*                                      52,000          869
    Hyundai Steel                                            15,000          580
    Joongang Construction                                    14,500          357
    Kia Motors                                               12,200          251
    Kookmin Bank                                              8,300          744
    Korea Investment Holdings                                10,000          428
    Samsung Electronics                                       2,500        1,708
    Shinhan Financial Group                                  10,000          498
    SK                                                        3,000          221
    SKC                                                      27,500          642
    Wooree ETI                                               25,000          310
                                                                       ---------
                                                                           7,944
                                                                       ---------
SPAIN - 1.3%
    Banco Bilbao Vizcaya Argentaria                          18,066          399
    Banco Sabadell                                            9,000          329
    Banco Santander Central Hispano                          53,000          822
    Corp Mapfre                                              10,000          212
    Endesa                                                    6,000          199
    Red Electrica de Espana                                  10,000          349
    Repsol YPF                                                5,500          164
    Telefonica                                               24,000          385
                                                                       ---------
                                                                           2,859
                                                                       ---------
SWEDEN - 1.4%
    Atlas Copco, Cl A                                        14,000          414
    Electrolux, Cl B                                         14,000          420
    ForeningsSparbanken*                                     12,000          331
    Investor, Cl B                                           21,000          411
    Nordea Bank                                              30,000          387
    Svenska Cellulosa, Cl B                                   9,000          408
    Telefonaktiebolaget LM
       Ericsson, Cl B                                       100,000          356
    Volvo, Cl B                                               7,000          352
                                                                       ---------
                                                                           3,079
                                                                       ---------
SWITZERLAND - 6.8%
    ABB                                                      45,000          642
    Compagnie Financiere Richemont                           10,000          518
    Credit Suisse Group                                      30,577        1,920
    Georg Fischer                                             3,000        1,459
    Givaudan                                                    500          420
    Holcim                                                   12,000        1,006
    Nestle                                                    4,000        1,220
    Novartis                                                 32,702        1,876
    Roche Holding                                             2,633          405
    Swiss Reinsurance                                         4,000          292
    Syngenta                                                  5,000          697
    UBS                                                      20,087        2,381
    Zehnder Group                                               613        1,048

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
SWITZERLAND - (CONTINUED)
    Zurich Financial Services                                 4,048    $     985
                                                                       ---------
                                                                          14,869
                                                                       ---------
TURKEY - 1.2%
    Akbank                                                   45,000          374
    Dogan Sirketler Grubu Holdings                           65,000          310
    Haci Omer Sabanci Holding                               105,000          497
    Trakya Cam Sanayi                                        80,000          357
    Turkiye Garanti Bankasi                                  45,000          185
    Turkiye Is Bankasi                                       60,720          510
    Vestel Elektronik Sanayi*                                95,000          344
                                                                       ---------
                                                                           2,577
                                                                       ---------
UNITED KINGDOM - 12.4%
    Alliance UniChem                                         25,000          405
    Arriva                                                   25,000          264
    AstraZeneca                                              18,085          999
    Aviva                                                    25,000          365
    Barclays                                                130,000        1,624
    BG Group                                                 57,000          766
    BHP Billiton                                             60,000        1,235
    BP                                                      190,600        2,351
    BP ADR                                                    5,000          369
    British Airways*                                         50,000          307
    British Energy Group                                     25,000          302
    British Land                                             35,000          802
    Burren Energy                                            15,000          268
    Diageo                                                   36,000          594
    easyJet                                                  40,000          231
    Enterprise Inns                                          40,400          687
    GKN                                                      55,000          314
    GlaxoSmithKline                                          39,044        1,108
    Group 4 Securicor                                        88,000          305
    HBOS                                                     37,800          663
    Henderson Group                                         200,000          303
    HSBC Holdings                                            70,000        1,209
    International Power                                     125,000          679
    Ladbrokes                                                17,647          135
    Lloyds TSB Group                                         42,000          409
    Man Group                                                10,000          461
    Meggitt                                                  40,000          245
    Mitchells & Butlers                                      45,000          404
    Next                                                     10,000          294
    Northern Rock                                            20,000          387
    Old Mutual                                               55,000          193
    Persimmon                                                40,000          956
    Punch Taverns                                            18,000          288
    Rio Tinto                                                 7,500          412
    Rolls-Royce Group*                                       30,000          261
    Rolls-Royce Group, Cl B*                              1,614,000            3
    Royal Bank of Scotland Group                             51,200        1,672
    Sage Group                                               60,000          274
    Scottish & Southern Energy                               22,000          451
    Scottish Power                                           25,000          256


--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM - (CONTINUED)
    Severn Trent                                             10,000    $     211
    Sportingbet                                              40,000          309
    Taylor Woodrow                                           75,000          524
    Tesco                                                    45,000          262
    Trinity Mirror                                           13,000          130
    Unilever                                                 33,000          351
    United Utilities                                         30,000          367
    Vodafone Group                                          557,441        1,316
    Whitbread                                                13,714          280
                                                                       ---------
                                                                          27,001
                                                                       ---------
  TOTAL FOREIGN COMMON STOCK
    (Cost $138,135)                                                      207,176
                                                                       ---------

--------------------------------------------------------------------------------
RIGHTS - 0.0%
--------------------------------------------------------------------------------
  Swiss Reinsurance, Expires 05/08/06 *                           4           --
                                                                       ---------
  TOTAL RIGHTS
    (Cost $--)                                                                --
                                                                       ---------

--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.5%
--------------------------------------------------------------------------------
    iShares MSCI Brazil Index Fund                           12,100          535
    iShares MSCI Germany Index Fund                          54,000        1,303
    iShares MSCI Hong Kong
       Index Fund                                           150,000        2,147
    iShares MSCI Italy Index Fund                            33,100          973
    iShares MSCI Switzerland
       Index Fund                                            72,000        1,602
    iShares MSCI United Kingdom
       Index Fund                                            46,700        1,002
                                                                       ---------
  TOTAL EXCHANGE TRADED FUNDS
     (Cost $5,864)                                                         7,562
                                                                       ---------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.2%
--------------------------------------------------------------------------------
  Credit Suisse Securities
    4.710%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $2,622,294
    (collateralized by a U.S.
    Government obligation, par
    value $2,865,000, 3.625%,
    05/15/13, total market value
    $2,676,803)                                           $   2,621    $   2,621
                                                                       ---------
  TOTAL REPURCHASE AGREEMENT
    (Cost $2,621)                                                          2,621
                                                                       ---------

TOTAL INVESTMENTS - 99.5%
  (Cost $146,620) +                                                      217,359
                                                                       ---------
Other Assets and Liabilities, Net -- 0.5%                                  1,049
                                                                       ---------

NET ASSETS -- 100.0%                                                   $ 218,408
                                                                       =========

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $146,620 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $71,419 (000) AND $(680) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------
Description                                              Shares     Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMMON STOCK+ - 97.6%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.0%
     Abercrombie & Fitch, Cl A                           24,800      $   1,506
     Best Buy (A)                                        25,100          1,422
     Harman International
          Industries (A)                                 13,950          1,227
     Home Depot                                          58,300          2,328
     Las Vegas Sands (A)*                                76,000          4,926
     Staples                                             31,975            844
     Starbucks*                                          37,450          1,396
                                                                     ---------
                                                                        13,649
                                                                     ---------
CONSUMER STAPLES - 10.2%
     Colgate-Palmolive                                   64,250          3,798
     PepsiCo                                             49,150          2,863
     Procter & Gamble                                    45,800          2,666
     Walgreen                                           109,146          4,576
                                                                     ---------
                                                                        13,903
                                                                     ---------
ENERGY - 7.5%
     Schlumberger (A)                                    73,400          5,075
     Smith International                                122,750          5,184
                                                                     ---------
                                                                        10,259
                                                                     ---------
FINANCIALS - 14.0%
     Aflac                                               37,050          1,761
     Chicago Mercantile Exchange
        Holdings (A)                                      4,200          1,924
     Franklin Resources                                  14,600          1,360
     Goldman Sachs Group (A)                             21,100          3,382
     Legg Mason                                          43,600          5,166
     SLM                                                105,550          5,581
                                                                     ---------
                                                                        19,174
                                                                     ---------
HEALTH CARE - 11.4%
     Alcon (A)                                           13,750          1,399
     Allergan                                            15,050          1,546
     Dentsply International                              23,650          1,411
     Genentech*                                          38,894          3,100
     Gilead Sciences*                                    55,550          3,194
     Johnson & Johnson                                   23,700          1,389
     Medtronic                                           27,350          1,371
     UnitedHealth Group                                  42,450          2,111
                                                                     ---------
                                                                        15,521
                                                                     ---------
INDUSTRIALS - 13.8%
     Boeing (A)                                          26,050          2,174
     Caterpillar                                         64,000          4,847
     Expeditors International
        Washington                                       29,850          2,556
     General Dynamics                                    49,900          3,275
     General Electric                                   101,804          3,521

-------------------------------------------------------------------------------
Description                                    Shares/Par (000)     Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
-------------------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
     Robert Half International                           57,750      $   2,441
                                                                     ---------
                                                                        18,814
                                                                     ---------
INFORMATION TECHNOLOGY - 27.8%
     Adobe Systems*                                      75,100          2,944
     Apple Computer*                                     30,000          2,112
     Automatic Data Processing                           29,800          1,314
     Broadcom, Cl A*                                     32,200          1,324
     Checkfree (A)*                                      57,350          3,089
     Cisco Systems*                                     175,750          3,682
     eBay*                                               30,400          1,046
     Electronic Arts*                                    18,700          1,062
     Google, Cl A*                                       11,300          4,723
     Maxim Integrated Products                           29,100          1,026
     Microchip Technology                                99,200          3,696
     Microsoft                                          103,650          2,503
     Paychex                                            102,400          4,136
     Qualcomm                                            42,800          2,197
     SAP ADR                                             58,300          3,185
                                                                     ---------
                                                                        38,039
                                                                     ---------
MATERIALS - 2.9%
     Monsanto                                            47,900          3,995
                                                                     ---------
   TOTAL COMMON STOCK
     (Cost $115,180)                                                   133,354
                                                                     ---------

------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 5.5%
------------------------------------------------------------------------------
   First Tennessee (B) (C)
     4.839%, 04/18/07                                  $  2,500          2,501
   Sigma Finance (B) (C)
     4.830%, 07/07/06                                     5,000          5,000
                                                                     ---------
   TOTAL CORPORATE OBLIGATIONS
     (Cost $7,501)                                                       7,501
                                                                     ---------

------------------------------------------------------------------------------
MASTER NOTE - 1.8%
------------------------------------------------------------------------------
   Bear Stearns (B)
     5.025%, 05/03/06                                     2,500          2,500
                                                                     ---------
   TOTAL MASTER NOTE
     (Cost $2,500)                                                       2,500
                                                                     ---------

------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.7%
------------------------------------------------------------------------------
   Morgan Stanley (B)
     4.945%, 11/09/06                                     1,000          1,000
                                                                     ---------
   TOTAL COMMERCIAL PAPER
     (Cost $1,000)                                                       1,000
                                                                     ---------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------
Description                                           Par (000)     Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 8.3%
-------------------------------------------------------------------------------
   Bank of America
     4.930%, dated 04/28/06, matures
     on 05/01/06, repurchase price
     $4,114,010 (collateralized by
     various corporate obligations,
     ranging in par value $2,164,143 -
     $2,172,189, 5.250% - 6.000%,
     11/15/11 - 04/15/15, total market
     value $4,317,937) (B)                             $  4,112      $   4,112
   Credit Suisse First Boston
     4.710%, dated 04/28/06, matures
     on 05/01/06, repurchase price
     $2,175,379 (collateralized by a
     U.S. Treasury obligations, par
     value $2,375,000, 3.625%,
     05/15/13, total market value
     $2,218,993)                                          2,175          2,175
   Lehman Brothers
     4.925%, dated 04/28/06, matures
     on 05/01/06, repurchase price
     $5,002,052 (collateralized by
     various collateralized mortgage
     obligations, ranging in par value
     $2,591,038 - $14,840,586, 0.000% -
     9.000%, 01/25/06 - 02/25/46, total
     market value $5,250,011) (B)                         5,000          5,000
                                                                     ---------
   TOTAL REPURCHASE AGREEMENTS
     (Cost $11,287)                                                     11,287
                                                                     ---------
TOTAL INVESTMENTS - 113.9%
   (Cost $137,468) ++                                                  155,642
                                                                     ---------
Other Assets and Liabilities -- (13.9)%                                (18,937)
                                                                     ---------
NET ASSETS -- 100.0%                                                 $ 136,705
                                                                     =========

------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT APRIL 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2006 WAS $19,586,354.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $137,569 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $21,162 (000) AND $(3,089) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - 98.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.6%
     Autoliv                                                38,200      $  2,112
     Beazer Homes USA (A)                                    3,100           179
     Claire's Stores                                        56,000         1,972
     Darden Restaurants (A)                                 47,300         1,873
     Education Management*                                   9,300           395
     Ford Motor (A)                                         72,200           502
     JC Penney                                              47,700         3,122
     Jones Apparel Group                                    73,000         2,508
     Liz Claiborne                                          30,300         1,183
     Mattel (A)                                             45,200           731
     Office Depot*                                          66,700         2,707
     Shaw Communications, Cl B                             104,100         2,804
     Sherwin-Williams                                       51,300         2,613
     Starbucks*                                             13,600           507
     Time Warner                                           124,000         2,158
     TRW Automotive Holdings*                               26,500           588
                                                                        --------
                                                                          25,954
                                                                        --------
CONSUMER STAPLES - 4.9%
     Altria Group                                           15,800         1,156
     Clorox (A)                                             18,000         1,155
     Energizer Holdings*                                    30,400         1,555
     General Mills                                          50,100         2,472
     Kroger*                                               164,700         3,337
     Pepsi Bottling Group (A)                               59,300         1,904
     Reynolds American (A)                                  24,400         2,675
     Supervalu (A)                                          21,100           612
                                                                        --------
                                                                          14,866
                                                                        --------
ENERGY - 14.4%
     Chevron                                                28,100         1,715
     ConocoPhillips                                         87,344         5,843
     Devon Energy                                           60,900         3,661
     Encana (A)                                             41,500         2,077
     Exxon Mobil                                           280,400        17,688
     Helmerich & Payne                                      18,600         1,353
     Holly (A)                                              11,800           911
     Marathon Oil                                           36,200         2,873
     Petro-Canada                                           43,000         2,115
     Sunoco (A)                                             31,000         2,512
     Talisman Energy                                        18,400         1,039
     Teekay Shipping (A)                                    28,600         1,100
     Unit*                                                  10,900           629
                                                                        --------
                                                                          43,516
                                                                        --------
FINANCIALS - 36.8%
     AG Edwards                                             13,500           713
     Allstate                                               78,900         4,457
     American International Group                           18,500         1,207
     Assurant                                               56,100         2,702
     Bank of America                                       270,300        13,493
     CB Richard Ellis Group, Cl A*                          26,700         2,347
     CIT Group                                              55,400         2,992
     Citigroup                                             219,000        10,939
     Comerica                                               49,600         2,821

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
     First American                                         31,100      $  1,325
     Goldman Sachs Group                                    36,400         5,835
     IndyMac Bancorp (A)                                    35,400         1,711
     JPMorgan Chase                                        100,800         4,574
     Keycorp                                                69,900         2,672
     Lehman Brothers Holdings                               33,000         4,988
     Mellon Financial                                       58,500         2,201
     Merrill Lynch                                          82,500         6,291
     Morgan Stanley                                         91,500         5,883
     National City (A)                                      54,900         2,026
     PMI Group (A)                                          58,700         2,709
     Principal Financial Group                              65,500         3,361
     Radian Group                                           43,700         2,741
     Safeco                                                 31,000         1,609
     US Bancorp                                            172,000         5,408
     Wachovia                                              106,600         6,380
     Wells Fargo                                           112,500         7,728
     WR Berkley                                             62,400         2,335
                                                                        --------
                                                                         111,448
                                                                        --------
HEALTH CARE - 7.1%
     Aetna                                                  24,400           939
     AmerisourceBergen                                      66,300         2,861
     Cardinal Health (A)                                    34,700         2,337
     Dade Behring Holdings                                  26,500         1,034
     King Pharmaceuticals (A)*                             120,500         2,096
     McKesson                                               22,600         1,098
     Pfizer                                                439,100        11,122
                                                                        --------
                                                                          21,487
                                                                        --------
INDUSTRIALS - 4.9%
     Burlington Northern Santa Fe                           14,100         1,121
     Cendant                                                46,500           810
     Con-way                                                26,200         1,460
     Cummins (A)                                            19,500         2,038
     Laidlaw International                                  76,600         1,896
     Lockheed Martin                                        32,200         2,444
     Northrop Grumman                                       46,800         3,131
     Terex*                                                  7,800           675
     WESCO International*                                   16,200         1,215
                                                                        --------
                                                                          14,790
                                                                        --------
INFORMATION TECHNOLOGY - 5.3%
     Arrow Electronics*                                     17,600           637
     Avnet*                                                 27,200           711
     Cisco Systems*                                         85,800         1,798
     Computer Sciences*                                     21,100         1,235
     Fair Isaac (A)                                         27,200         1,009
     Fiserv*                                                54,400         2,452
     Hewlett-Packard                                       108,500         3,523
     Ingram Micro, Cl A*                                    54,500         1,002
     Lam Research*                                          17,900           875
     Tech Data*                                             55,600         2,042

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                       Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
     Texas Instruments                                      25,200      $    875
                                                                        --------
                                                                          16,159
                                                                        --------
MATERIALS - 6.4%
     Agrium                                                 52,100         1,345
     Alcoa (A)                                              80,700         2,726
     Bemis                                                  37,800         1,189
     Eagle Materials                                        35,400         2,345
     Freeport-McMoRan Copper &
        Gold, Cl B                                          17,200         1,111
     IPSCO                                                  17,700         1,826
     Martin Marietta Materials                              24,700         2,622
     Nucor (A)                                              36,300         3,950
     Rohm & Haas                                            22,500         1,139
     Steel Dynamics                                         18,600         1,162
                                                                        --------
                                                                          19,415
                                                                        --------
TELECOMMUNICATIONS - 4.5%
     AT&T                                                   44,000         1,153
     BellSouth                                              74,100         2,503
     CenturyTel                                             70,400         2,654
     Verizon Communications                                216,300         7,145
                                                                        --------
                                                                          13,455
                                                                        --------
UTILITIES - 5.7%
     Alliant Energy (A)                                     76,700         2,451
     American Electric Power                                84,700         2,834
     Constellation Energy Group                             13,200           725
     Edison International                                   70,200         2,837
     Entergy                                                45,200         3,161
     FirstEnergy                                            55,600         2,820
     PG&E                                                   41,600         1,657
     Sempra Energy                                          18,200           838
                                                                        --------
                                                                          17,323
                                                                        --------
   TOTAL COMMON STOCK
     (Cost $256,587)                                                     298,413
                                                                        --------

--------------------------------------------------------------------------------
MASTER NOTES- 2.5%
--------------------------------------------------------------------------------
   Bank of America (B)
     4.945%, 05/01/06                                     $  5,000         5,000
   JP Morgan (B)
     4.955%, 05/15/06                                        2,500         2,500
                                                                        --------
   TOTAL MASTER NOTES
     (Cost $7,500)                                                         7,500
                                                                        --------

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 1.6%
--------------------------------------------------------------------------------
   First Tennessee (B) (C)
     4.839%, 04/18/07                                     $  2,500      $  2,501
   Sigma Finance (B) (C)
     4.830%, 07/07/06                                        2,500         2,500
                                                                        --------
   TOTAL CORPORATE OBLIGATIONS
     (Cost $5,001)                                                         5,001
                                                                        --------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.3%
--------------------------------------------------------------------------------
   Morgan Stanley (B)
     4.945%, 11/09/06                                        1,000         1,000
                                                                        --------
   TOTAL COMMERCIAL PAPER
     (Cost $1,000)                                                         1,000
                                                                        --------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.3%
--------------------------------------------------------------------------------
   Bank of America
     4.930%, dated 04/28/06, matures on
     05/01/06, repurchase price
     $8,245,797 (collateralized by
     various corporate obligations,
     ranging in par value $4,337,637 -
     $4,353,764, 5.250% - 6.000%,
     11/15/11 - 04/15/15, total market
     value $8,654,531) (B)                                   8,242         8,242
   Bear Stearns
     4.975%, dated 04/28/06, matures on
     05/01/06, repurchase price
     $2,501,036 (collateralized by
     various collateralized mortgage
     obligations, ranging in par value
     $176,500 - $3,632,750, 0.100% -
     4.321%, 07/25/35 - 11/25/45, total
     market value $2,625,170) (B)                            2,500         2,500
   Credit Suisse Securities
     4.710%, dated 04/28/06, matures on
     05/01/06, repurchase price
     $3,260,028 (collateralized by a
     U.S. Treasury obligation, par value
     $3,560,000, 3.625%, 05/15/13, total
     market value $3,326,153)                                3,259         3,259
   Lehman Brothers
     4.925%, dated 04/28/06, matures on
     05/01/06, repurchase price
     $5,002,052 (collateralized by
     various collateralized mortgage
     obligations, ranging in par value
     $2,591,038 - $14,840,586, 0.000% -
     9.000%, 01/25/06 - 02/25/46, total
     market value $5,250,011) (B)                            5,000         5,000
                                                                        --------
   TOTAL REPURCHASE AGREEMENTS
     (Cost $19,001)                                                       19,001
                                                                        --------

TOTAL INVESTMENTS - 109.3%
   (Cost $289,089) ++                                                    330,915
                                                                        --------


--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------

Other Assets and Liabilities -- (9.3)%                                $ (28,260)
                                                                      ---------

NET ASSETS -- 100.0%                                                  $ 302,655
                                                                      =========

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT APRIL 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2006 WAS $28,334,579.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2006.
CL -- CLASS
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $289,228 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $46,311 (000) AND $(4,624) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - 96.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 15.4%
    Aaron Rents                                               7,810    $     210
    Bebe Stores                                               7,250          128
    Carter's*                                                 3,060          206
    Cavco Industries*                                         3,230          145
    Champion Enterprises*                                    14,590          223
    Childrens Place Retail Stores*                            2,920          180
    Coldwater Creek*                                          5,600          157
    Conn's (A)*                                               4,850          166
    Craftmade International                                   3,540           65
    Dress Barn*                                               7,460          189
    Escala Group (A)*                                         3,700          102
    Ethan Allen Interiors                                     4,550          204
    Genesco*                                                  5,490          227
    Gottschalks*                                              3,920           36
    Guitar Center (A)*                                        1,250           67
    JOS A Bank Clothiers (A)*                                 6,662          280
    Luby's*                                                  11,130          132
    MarineMax*                                                3,270          107
    Panera Bread, Cl A*                                       3,230          240
    PetMed Express*                                           5,610           90
    Phillips-Van Heusen                                       6,500          261
    Priceline.com (A)*                                        8,280          202
    Rare Hospitality International*                           5,190          161
    Rocky Shoes & Boots (A)*                                  5,200          128
    Sonic*                                                    3,750          127
    Sonic Automotive                                          6,150          166
    Speedway Motorsports*                                     2,250           86
    Sportsman's Guide*                                        4,690          123
    Steiner Leisure*                                          5,260          227
    Steven Madden*                                            2,770          147
    Stride Rite                                               9,050          127
    Too*                                                      7,510          288
    Warnaco Group*                                            5,910          132
    WMS Industries*                                           3,700          116
    Yankee Candle                                             4,200          127
                                                                       ---------
                                                                           5,572
                                                                       ---------
CONSUMER STAPLES - 1.7%
    Central European Distribution (A)*                        4,400          181
    Chattem*                                                  5,500          198
    Corn Products International                               3,010           84
    Parlux Fragrances (A)*                                    6,050          165
                                                                       ---------
                                                                             628
                                                                       ---------
ENERGY - 3.8%
    Atwood Oceanics*                                          2,140          114
    Core Laboratories*                                        2,950          181
    Foundation Coal Holdings (A)                              3,900          198
    Helix Energy Solutions Group (A)*                         3,640          141
    Hornbeck Offshore Services*                               2,540           91
    Oceaneering International*                                1,260           77
    Superior Energy Services*                                 6,690          215
    Tetra Technologies*                                       2,830          139
    Todco, Cl A                                               3,800          174

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
ENERGY - (CONTINUED)
    Unit*                                                     1,030    $      60
                                                                       ---------
                                                                           1,390
                                                                       ---------
FINANCIALS - 7.8%
    American Safety Insurance
       Holdings                                               2,490           43
    Arch Capital Group*                                       2,810          171
    Bankunited Financial, Cl A                                1,850           57
    Central Pacific Financial                                 2,620           99
    CompuCredit*                                              2,750          110
    Corus Bankshares (A)                                      1,950          131
    Doral Financial (A)                                       9,740           77
    Downey Financial                                          1,924          138
    Encore Capital Group (A)*                                 2,530           37
    First Bank of Puerto Rico (A)                             8,050           85
    First Citizens Bancshares, Cl A                             760          145
    FPIC Insurance Group*                                     4,050          162
    Franklin Bank*                                            1,287           25
    Infinity Property & Casualty                              4,300          193
    LandAmerica Financial Group                               1,300           90
    Nara Bancorp                                              3,767           71
    Phoenix*                                                  7,600          115
    Piper Jaffray*                                              990           69
    RLI                                                       2,270          113
    Selective Insurance Group                                 3,910          218
    South Financial Group                                     3,520           96
    Susquehanna Bancshares                                    4,250          101
    Triad Guaranty*                                           3,250          177
    United Community Banks                                    1,220           36
    W Holding (A)                                            17,870          134
    Zenith National Insurance (A)                             3,130          138
                                                                       ---------
                                                                           2,831
                                                                       ---------
HEALTH CARE - 16.4%
    Allion Healthcare*                                        6,760           72
    Amedisys (A)*                                             4,640          154
    American Retirement*                                      5,090          129
    AMICAS*                                                  22,910          104
    Arena Pharmaceuticals*                                   14,090          200
    Aspect Medical Systems*                                   9,281          264
    Bentley Pharmaceuticals (A)*                              9,930          126
    Chemed                                                    3,880          211
    Cubist Pharmaceuticals*                                   7,520          171
    Datascope                                                 3,500          135
    DJ Orthopedics*                                           4,570          182
    Hi-Tech Pharmacal*                                        6,940          169
    Hologic (A)*                                              4,560          217
    Illumina*                                                 2,760           87
    IRIS International (A)*                                   4,060           48
    Kendle International*                                     5,915          222
    LHC Group*                                                4,470           78
    Lifecell*                                                 8,830          239
    Matria Healthcare*                                        2,220           68
    Merge Technologies (A)*                                   2,910           37
    Meridian Bioscience                                       6,790          176
    Molecular Devices*                                        5,510          176

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SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - (CONTINUED)
    Natus Medical*                                           10,580    $     212
    Palomar Medical Technologies*                             7,430          314
    PDL Biopharma*                                           10,150          292
    Per-Se Technologies (A)*                                  9,520          266
    Phase Forward*                                            3,501           48
    Providence Service*                                       5,170          162
    Res-Care*                                                 6,600          136
    SurModics (A)*                                            7,190          256
    Third Wave Technologies*                                 15,640           47
    TriPath Imaging*                                         13,070           97
    Trizetto Group*                                           9,730          153
    United Therapeutics*                                      3,600          214
    Ventiv Health*                                            8,300          249
    Viropharma (A)*                                           8,940          101
    West Pharmaceutical Services                              3,150          112
                                                                       ---------
                                                                           5,924
                                                                       ---------
INDUSTRIALS - 17.3%
    Airtran Holdings*                                         5,180           72
    ASV (A)*                                                  5,500          137
    Barnes Group                                              1,700           77
    Barrett Business Services*                                6,319          167
    Brady, Cl A                                               3,950          142
    BTU International*                                        5,329          108
    Builders FirstSource*                                     7,800          168
    CBIZ*                                                    14,000          117
    Ceradyne*                                                 3,190          169
    Columbus McKinnon*                                        6,250          167
    Commercial Vehicle Group*                                 5,360          109
    Copart*                                                   7,660          206
    Corrections Corp of America*                              4,550          204
    EDO                                                       2,582           67
    ElkCorp                                                   2,730           83
    EMCOR Group*                                              2,090          105
    Encore Wire*                                              1,540           65
    Esterline Technologies*                                   5,050          224
    Flow International (A)*                                  27,290          369
    Gardner Denver*                                           1,970          147
    General Cable*                                            8,250          260
    Genlyte Group*                                            4,360          300
    Greenbrier                                                3,800          153
    Griffon*                                                  6,000          160
    Herman Miller                                             5,640          174
    HUB Group, Cl A*                                          1,200           59
    Insituform Technologies, Cl A*                            6,941          177
    Labor Ready*                                              6,230          165
    Marten Transport*                                         4,600          100
    Mobile Mini*                                              6,020          198
    Mueller Industries                                        3,860          146
    NCI Building Systems*                                     3,490          227
    Pacer International                                       5,900          202
    Power-One*                                               15,070          106
    PW Eagle (A)*                                             1,170           36
    Simpson Manufacturing                                     2,865          115
    TAL International Group*                                  2,250           58
    Toro                                                      4,730          234
    Ultralife Batteries (A)*                                  7,200           79

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
    Universal Truckload Services*                             1,700    $      51
    Wabtec                                                    6,270          229
    Woodward Governor                                         4,100          140
                                                                       ---------
                                                                           6,272
                                                                       ---------
INFORMATION TECHNOLOGY - 30.0%
    24/7 Real Media*                                          7,050           71
    Access Integrated Technologies, Cl A (A)*                 7,985          107
    Actuate*                                                 29,367          124
    Advanced Energy Industries*                               7,170          112
    Aeroflex*                                                19,040          240
    Anadigics (A)*                                           13,320          119
    Ansoft*                                                   3,200          141
    Ansys*                                                    3,530          199
    Art Technology Group*                                    18,674           53
    Atmel*                                                    7,700           40
    ATMI*                                                     2,970           84
    Avocent*                                                  3,300           89
    Black Box                                                 4,600          216
    Blackboard*                                               7,140          210
    Bottomline Technologies*                                 16,160          190
    CalAmp*                                                  10,570          142
    Checkpoint Systems*                                       5,900          155
    Cirrus Logic*                                            14,280          135
    Click Commerce (A)*                                       9,600          205
    CommScope*                                                2,404           79
    Comtech Group*                                            7,807          101
    Credence Systems*                                         9,510           67
    Cree (A)*                                                 6,810          203
    Cymer*                                                    3,030          157
    Cypress Semiconductor (A)*                                7,650          131
    Ditech Communications*                                   11,740          111
    eCollege.com*                                             5,150          109
    Euronet Worldwide*                                        3,720          133
    FEI*                                                      5,000          109
    Hutchinson Technology*                                    4,390          104
    Hyperion Solutions*                                       2,740           84
    Infocrossing (A)*                                         4,784           60
    Integrated Device Technology*                             7,910          120
    Ituran Location and Control                               9,050          151
    Kopin*                                                   17,280           96
    LivePerson*                                              13,050           90
    Magma Design Automation*                                  3,760           28
    Metrologic Instruments*                                   7,580          129
    Micrel*                                                  10,330          133
    MIPS Technologies*                                       11,156           83
    Moldflow*                                                 6,360           90
    Multi-Fineline Electronix (A)*                            1,450           85
    Neoware Systems (A)*                                      8,290          180
    Netlogic Microsystems Inc (A)*                            4,721          190
    Nice Systems ADR*                                         5,190          284
    Nuance Communications*                                   10,711          137
    O2micro International ADR*                                8,590           92
    Orbotech*                                                 3,580           91
    Orckit Communications (A)*                                4,950           80
    Packeteer*                                               11,400          149


--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

SMALL CAP GROWTH FUND

-------------------------------------------------------------------------------
Description                                                 Shares  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
    Park Electrochemical                                     5,100    $     158
    Performance Technologies*                               10,070           74
    Photronics*                                              7,100          128
    Portalplayer (A)*                                        4,560           50
    Power Integrations*                                      5,110          108
    Presstek*                                               15,509          185
    Quest Software (A)*                                     13,890          239
    Radiant Systems*                                        13,220          172
    Radvision*                                              11,420          199
    Radyne*                                                 10,400          159
    Rogers*                                                  2,680          165
    Secure Computing*                                        8,010           86
    Semtech*                                                 2,920           55
    SonicWALL*                                              11,160           95
    Stellent*                                               10,600          136
    Talx                                                     4,520          118
    Technitrol                                               2,507           63
    Tekelec*                                                 8,950          128
    Tollgrade Communications*                               10,520          121
    Transaction Systems Architects*                          5,710          228
    Trimble Navigation*                                      5,500          261
    TTM Technologies*                                       10,260          167
    Ultimate Software Group*                                 9,370          240
    Valueclick*                                             12,150          205
    Vasco Data Security
       International (A)*                                   10,700          100
    Vignette*                                                3,400           54
    webMethods*                                             25,280          242
    Websense*                                                7,510          187
    WebSideStory*                                            7,540          130
    Westell Technologies, Cl A*                             15,590           62
    Xyratex*                                                 4,776          143
    Zoran*                                                   4,810          132
                                                                      ---------
                                                                         10,878
                                                                      ---------
MATERIALS - 4.0%
    Aleris International*                                    4,490          208
    AMCOL International                                      3,380           97
    Carpenter Technology                                     1,910          227
    Gibraltar Industries                                     1,260           35
    Headwaters (A)*                                          3,740          126
    Metal Management                                         2,250           73
    PolyOne*                                                12,900          115
    RTI International Metals*                                1,500           90
    Schulman A                                               5,560          133
    Silgan Holdings                                          3,140          122
    Texas Industries                                         3,750          213
                                                                      ---------
                                                                          1,439
                                                                      ---------
TELECOMMUNICATIONS - 0.5%
    @Road*                                                  33,160          186
                                                                      ---------
  TOTAL COMMON STOCK
    (Cost $33,571)                                                       35,120
                                                                      ---------

-------------------------------------------------------------------------------
Description                                                 Shares  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.7%
-------------------------------------------------------------------------------
  Morgan Stanley (B)
    4.945%, 11/09/06                                     $   1,000    $   1,000
                                                                      ---------
  TOTAL COMMERCIAL PAPER
    (Cost $1,000)                                                         1,000
                                                                      ---------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 15.8%
-------------------------------------------------------------------------------
  Bank of America
    4.930%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $3,584,022
    (collateralized by various
    corporate obligations,
    ranging in par value
    $1,885,347 - $1,892,356,
    5.250% - 6.000%, 11/15/11 -
    04/15/15, total market value
    $3,761,678) (B)                                          3,583        3,583
  Bear Stearns
    4.975%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $1,000,415
    (collateralized by various
    collateralized mortgage
    obligations, ranging in par
    value $70,600 - $1,453,100,
    0.100% - 4.321%, 07/25/35 -
    11/25/45, total market value
    $1,050,068) (B)                                          1,000        1,000
  Credit Suisse Securities
    4.710%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $1,152,756
    (collateralized by a U.S.
    Treasury obligation, par
    value $1,260,000, 3.625%,
    05/15/13, total market value
    $1,177,234)                                              1,152        1,152
                                                                      ---------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $5,735)                                                         5,735
                                                                      ---------
TOTAL INVESTMENTS - 115.4%
  (Cost $40,306) ++                                                      41,855
                                                                      ---------
Other Assets and Liabilities, Net -- (15.4)%                             (5,600)
                                                                      ---------
NET ASSETS -- 100.0%                                                  $  36,255
                                                                      =========

-------------------------------------------------------------------------------

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
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SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2006 IS $5,361,932.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
ADR --AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $40,337 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,249 (000) AND $(1,731) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

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
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - 97.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 15.8%
    American Axle & Manufacturing
       Holdings (A)                                          46,400    $     817
    American Greetings, Cl A (A)                             61,500        1,385
    Arctic Cat (A)                                          109,238        2,363
    ArvinMeritor (A)                                        182,100        3,028
    BorgWarner (A)                                           41,000        2,490
    Brown Shoe                                               67,200        2,556
    Dover Downs Gaming &
       Entertainment                                         82,000        2,113
    Ethan Allen Interiors (A)                                49,700        2,231
    Furniture Brands International (A)                       20,300          467
    Group 1 Automotive*                                      56,900        3,106
    Handleman (A)                                            57,300          489
    Kellwood                                                 46,700        1,496
    Landry's Restaurants                                     36,800        1,305
    Lone Star Steakhouse & Saloon                            45,300        1,235
    M/I Homes                                                 2,000           86
    MDC Holdings (A)                                         19,800        1,144
    Modine Manufacturing                                     56,500        1,639
    Movie Gallery (A)                                       103,300          269
    Rent-A-Center*                                           47,750        1,319
    Rex Stores*                                              65,200        1,247
    Ryland Group                                             29,200        1,843
    Sonic Automotive                                         93,500        2,526
    Stage Stores                                             60,900        1,904
    Stride Rite                                              89,600        1,255
    Trans World Entertainment*                              111,800          593
    Tupperware Brands (A)                                    59,700        1,260
    William Lyon Homes (A)*                                   7,100          710
    Zale*                                                    49,500        1,220
                                                                       ---------
                                                                          42,096
                                                                       ---------
CONSUMER STAPLES - 5.0%
    Alliance One International                              200,000          876
    BJ's Wholesale Club*                                     73,000        2,235
    Chiquita Brands International                            62,600        1,015
    Longs Drug Stores (A)                                    52,900        2,508
    MGP Ingredients (A)                                      89,972        2,210
    Nash Finch (A)                                           42,300          977
    Ruddick (A)                                              65,900        1,529
    Seaboard (A)                                                800        1,234
    Universal (A)                                            22,900          872
                                                                       ---------
                                                                          13,456
                                                                       ---------
ENERGY - 4.0%
    Holly (A)                                                46,000        3,550
    NS Group (A)*                                            30,700        1,535
    Stone Energy (A)*                                        27,600        1,300
    Swift Energy*                                            28,500        1,207
    Tesoro (A)                                               24,300        1,699
    Transmontaigne*                                         119,400        1,309
                                                                       ---------
                                                                          10,600
                                                                       ---------
FINANCIALS - 26.8%
    Advanta, Cl B                                            37,700        1,439

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
    American Home Mortgage
       Investment (A)                                        43,600    $   1,514
    AmerUs Group                                             50,900        2,985
    Anthracite Capital                                      149,300        1,583
    Boykin Lodging*                                         114,200        1,133
    Ceres Group*                                            211,100        1,119
    Citizens Banking                                        110,600        2,892
    City Holding                                             26,000          941
    Commerce Group                                           30,400        1,763
    Community Bank System                                    87,200        1,790
    Community Trust Bancorp                                  30,400        1,018
    Corus Bankshares (A)                                     17,200        1,151
    Crescent Real Estate Equity (A)                          67,200        1,344
    Dime Community Bancshares                                75,700        1,073
    Federal Agricultural Mortgage, Cl C (A)                  63,000        1,812
    First Charter (A)                                        47,375        1,126
    First Indiana                                            45,106        1,153
    Flagstar Bancorp (A)                                     82,600        1,322
    Fremont General                                          54,800        1,219
    Greater Bay Bancorp (A)                                  89,500        2,472
    Horace Mann Educators                                   108,200        1,884
    HRPT Properties Trust                                   251,400        2,760
    Independent Bank                                         47,300        1,291
    IndyMac Bancorp (A)                                      43,800        2,116
    Innkeepers USA Trust                                     75,600        1,211
    Integra Bank                                             48,300        1,074
    LandAmerica Financial Group (A)                          43,100        2,990
    MAF Bancorp                                              65,000        2,885
    NBT Bancorp                                              55,200        1,204
    Novastar Financial (A)                                   22,800          844
    Old National Bancorp                                    116,800        2,411
    One Liberty Properties                                   68,700        1,392
    Oriental Financial Group (A)                             35,816          468
    Pennsylvania Real Estate Investment Trust                29,800        1,209
    Presidential Life                                        60,400        1,489
    Provident Bankshares                                     49,200        1,710
    PS Business Parks                                        23,600        1,226
    RAIT Investment Trust                                    38,200          989
    Republic Bancorp (A)                                    150,040        1,721
    Safety Insurance Group                                   36,500        1,690
    Scottish Re Group (A)                                    73,200        1,700
    Stancorp Financial Group                                 45,800        2,260
    United Bankshares                                        76,300        2,783
    Webster Financial                                        28,100        1,319
                                                                       ---------
                                                                          71,475
                                                                       ---------
HEALTH CARE - 2.6%
    Alpharma, Cl A (A)                                       86,400        2,268
    Bradley Pharmaceuticals (A)*                             59,900          889
    Conmed*                                                  55,200        1,204
    Datascope                                                36,473        1,409
    Kindred Healthcare*                                      45,500        1,104
    Lumenis*                                                     13           --
                                                                       ---------
                                                                           6,874
                                                                       ---------

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SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                  Shares  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - 19.6%
    Acuity Brands (A)                                        63,400    $   2,617
    AGCO (A)*                                                83,100        1,967
    Alaska Air Group*                                        53,900        2,046
    Albany International, Cl A (A)                           37,700        1,474
    Ameron International (A)                                 22,900        1,504
    AO Smith (A)                                             42,500        2,015
    Applied Industrial Technologies                          22,100          918
    Arkansas Best (A)                                        28,700        1,232
    Banta                                                    31,000        1,568
    Central Parking (A)                                      82,600        1,260
    Crane                                                    60,600        2,560
    EnPro Industries*                                        39,500        1,457
    GATX (A)                                                 77,900        3,646
    Griffon (A)*                                             68,300        1,822
    Harsco                                                   21,800        1,817
    IKON Office Solutions                                   214,100        2,826
    Mesa Air Group (A)*                                     146,700        1,545
    NACCO Industries, Cl A                                   13,100        2,110
    Navistar International*                                  60,900        1,607
    Ryder System                                             45,100        2,352
    SCS Transportation*                                      79,900        2,099
    Sourcecorp*                                              49,100        1,214
    Spherion*                                               130,900        1,385
    Standex International                                    37,400        1,073
    Stewart & Stevenson Services                             44,700        1,568
    Timken                                                   36,600        1,277
    United Rentals (A)*                                      39,600        1,412
    Walter Industries (A)                                    35,800        2,375
    Woodward Governor                                        41,100        1,408
    YRC Worldwide*                                            6,727          282
                                                                       ---------
                                                                          52,436
                                                                       ---------
INFORMATION TECHNOLOGY - 10.7%
    Advanced Energy Industries*                             103,300        1,621
    Aeroflex*                                               118,200        1,490
    Aspen Technology (A)*                                   119,600        1,538
    Belden CDT                                               62,000        1,941
    Black Box                                                30,700        1,440
    Brocade Communications
       Systems*                                             315,600        1,944
    CTS                                                     108,000        1,524
    Earthlink (A)*                                          281,600        2,560
    Gerber Scientific*                                       73,200          759
    Lightbridge*                                             62,400          794
    LTX*                                                    117,200          666
    McData, Cl A (A)*                                       465,100        2,246
    Methode Electronics                                      59,500          583
    MKS Instruments*                                         56,900        1,358
    Photronics*                                              71,300        1,281
    Quantum-DLT & Storage (A)*                              378,300        1,294
    RF Micro Devices*                                       183,900        1,710
    Spectralink                                             103,900        1,240
    Sybase (A)*                                              28,700          625
    United Online                                           150,700        1,943
                                                                       ---------
                                                                          28,557
                                                                       ---------

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK+ - (CONTINUED)
--------------------------------------------------------------------------------
MATERIALS - 8.4%
    FMC                                                      24,700    $   1,570
    Glatfelter                                               87,600        1,640
    Greif, Cl A (A)                                          47,900        3,103
    HB Fuller                                                42,600        2,228
    Olin                                                    114,100        2,345
    OM Group*                                                59,000        1,690
    Quanex                                                   59,550        2,546
    Ryerson (A)                                              70,600        2,074
    Schulman A (A)                                           63,000        1,508
    Spartech                                                120,100        2,838
    Wellman (A)                                             177,700          983
                                                                       ---------
                                                                          22,525
                                                                       ---------
TELECOMMUNICATIONS - 1.3%
    Commonwealth Telephone
       Enterprises (A)                                       64,300        2,134
    Golden Telecom (A)                                       41,400        1,264
                                                                       ---------
                                                                           3,398
                                                                       ---------
UTILITIES - 3.6%
    Avista (A)                                              113,200        2,378
    Duquesne Light Holdings (A)                             103,200        1,751
    Nicor (A)                                                42,900        1,699
    PNM Resources                                            46,050        1,166
    UIL Holdings                                             17,900          995
    Unisource Energy                                         52,600        1,591
                                                                       ---------
                                                                           9,580
                                                                       ---------
  TOTAL COMMON STOCK
    (Cost $210,772)                                                      260,997
                                                                       ---------

--------------------------------------------------------------------------------
MASTER NOTES - 10.3%
--------------------------------------------------------------------------------
  Bank of America (B)
    4.945%, 05/01/06                                      $  10,000       10,000
  Bear Stearns (B)
    5.025%, 05/03/06                                         10,000       10,000
  JP Morgan (B)
    4.955%, 05/15/06                                          7,500        7,500
                                                                       ---------
  TOTAL MASTER NOTES
    (Cost $27,500)                                                        27,500
                                                                       ---------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 6.5%
--------------------------------------------------------------------------------
  Four Winds Funding (B)
    4.912%, 05/01/06                                         10,000        9,996
  Morgan Stanley (B)
    4.945%, 11/09/06                                          7,500        7,500
                                                                       ---------
  TOTAL COMMERCIAL PAPER
    (Cost $17,496)                                                        17,496
                                                                       ---------

--------------------------------------------------------------------------------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

SMALL CAP VALUE FUND

-------------------------------------------------------------------------------
Description                                              Par (000)  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 4.7%
-------------------------------------------------------------------------------
  First Tennessee (B) (C)
    4.839%, 04/18/07                                     $   2,500    $   2,501
  Kaiser Foundation Hospital (B) (C)
    4.922%, 05/01/06                                         5,000        4,998
  Morgan Stanley (B) (C)
    4.920%, 05/03/07                                         2,500        2,500
  Sigma Finance (B) (C)
    4.830%, 07/07/06                                         2,500        2,500
                                                                      ---------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $12,499)                                                       12,499
                                                                      ---------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.9%
-------------------------------------------------------------------------------
  Bank of America
    4.930%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $5,761,601
    (collateralized by various
    corporate obligations,
    ranging in par value
    $3,030,845 - $3,042,114,
    5.250% - 6.000%, 11/15/11 -
    04/15/15, total market value
    $6,047,197) (B)                                          5,759        5,759
  Bear Stearns
    4.975%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $8,503,524
    (collateralized by various
    collateralized mortgage
    obligations, ranging in par
    value $600,100 - $12,351,350,
    0.100% - 4.321%, 07/25/35 -
    11/25/45, total market value
    $8,925,577) (B)                                          8,500        8,500
  Bear Stearns
    4.935%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $10,004,113
    (collateralized by various
    collateralized mortgage
    obligations, ranging in par
    value $706,000 - $14,534,000,
    0.100% - 4.321%, 07/25/35 -
    11/25/45, total market value
    $10,500,679) (B)                                        10,000       10,000
  Credit Suisse Securities
    4.710%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $5,208,184
    (collateralized by a U.S.
    Treasury obligation, par
    value $5,685,000, 3.625%,
    05/15/13, total market value
    $5,311,567)                                              5,206        5,206

-------------------------------------------------------------------------------
Description                                              Par (000)  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
-------------------------------------------------------------------------------
  Lehman Brothers
    4.925%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $5,002,052
    (collateralized by various
    collateralized mortgage
    obligations, ranging in par
    value $2,591,038 -
    $14,840,586, 0.000% - 9.000%,
    01/25/06 - 02/25/46, total
    market value $5,250,011) (B)                         $   5,000    $   5,000
                                                                      ---------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $34,465)                                                       34,465
                                                                      ---------

TOTAL INVESTMENTS - 132.2%
  (Cost $302,732) ++                                                    352,957
                                                                      ---------
Other Assets and Liabilities, Net -- (32.2)%                            (86,034)
                                                                      ---------

NET ASSETS -- 100.0%                                                  $ 266,923
                                                                      =========

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT APRIL 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2006 WAS $83,288,010.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2006.
CL -- CLASS
+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.
++ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $302,732 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $62,931 (000) AND $(12,706) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 97.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.1%
    Autoliv                                                  40,000    $   2,212
    Comcast, Cl A (A)*                                      205,000        6,320
    Federated Department Stores                              60,000        4,671
    Harrah's Entertainment                                   35,000        2,857
    Home Depot                                               71,900        2,871
    Leggett & Platt                                         120,000        3,184
    Lennar, Cl A                                             38,500        2,115
    Mattel (A)                                              165,000        2,670
    McGraw-Hill                                             110,000        6,123
    News, Cl A                                              350,000        6,006
    Pulte Homes                                              75,000        2,801
    Target                                                   45,000        2,389
    Time Warner                                             325,000        5,655
    Washington Post, Cl B                                     4,900        3,753
    WCI Communities*                                         48,100        1,233
                                                                       ---------
                                                                          54,860
                                                                       ---------
CONSUMER STAPLES - 8.5%
    Altria Group                                            195,900       14,332
    Archer-Daniels-Midland                                   90,000        3,271
    Cadbury Schweppes ADR (A)                               167,000        6,673
    Nestle ADR                                               82,500        6,272
    Universal (A)                                           103,800        3,952
    UST (A)                                                  55,000        2,416
    Wal-Mart Stores (A)                                     104,100        4,688
                                                                       ---------
                                                                          41,604
                                                                       ---------
ENERGY - 11.3%
    BP ADR                                                   65,000        4,792
    Chevron                                                 110,000        6,712
    ConocoPhillips                                           90,000        6,021
    Exxon Mobil                                             275,000       17,347
    Halliburton (A)                                          75,000        5,861
    Marathon Oil                                             59,593        4,729
    Peabody Energy                                           45,000        2,874
    Suncor Energy (A)                                        30,000        2,572
    Williams                                                203,800        4,470
                                                                       ---------
                                                                          55,378
                                                                       ---------
FINANCIALS - 21.9%
    Allstate                                                 95,000        5,367
    American International Group                            110,000        7,178
    Bank of America                                         190,000        9,485
    Bank of New York                                        143,000        5,026
    Citigroup (A)                                           335,800       16,773
    Freddie Mac                                              71,000        4,335
    Goldman Sachs Group                                      44,400        7,117
    JPMorgan Chase                                          272,070       12,347
    Marsh & McLennan (A)                                    225,500        6,916
    Metlife (A)                                              90,000        4,689
    Morgan Stanley                                          100,000        6,430
    Prudential Financial (A)                                 55,000        4,297
    St Paul Travelers                                       120,000        5,284
    Washington Mutual                                       133,205        6,002
    Wells Fargo                                              39,500        2,713

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
    Xl Capital, Cl A                                         56,100    $   3,696
                                                                       ---------
                                                                         107,655
                                                                       ---------
HEALTH CARE - 6.5%
    Baxter International                                    100,000        3,770
    GlaxoSmithKline ADR                                     112,900        6,422
    HCA (A)                                                  50,000        2,195
    Merck                                                    75,000        2,581
    Pfizer                                                  360,340        9,127
    Sanofi-Aventis ADR (A)                                   56,500        2,658
    Wyeth                                                   110,000        5,354
                                                                       ---------
                                                                          32,107
                                                                       ---------
INDUSTRIALS - 16.0%
    American Power Conversion (A)                            90,800        2,019
    Avery Dennison (A)                                      132,600        8,288
    Boeing (A)                                               40,000        3,338
    Burlington Northern Santa Fe                             30,000        2,386
    Cendant                                                 374,779        6,532
    General Electric                                        408,700       14,137
    Honeywell International                                 156,600        6,656
    Manpower                                                 48,000        3,127
    Masco (A)                                               155,000        4,945
    Parker Hannifin (A)                                     125,000       10,131
    Pitney Bowes (A)                                         60,000        2,511
    Tyco International                                      229,300        6,042
    United Technologies                                      40,000        2,512
    Waste Management                                        168,000        6,293
                                                                       ---------
                                                                          78,917
                                                                       ---------
INFORMATION TECHNOLOGY - 9.3%
    Accenture, Cl A                                         180,000        5,232
    Agilent Technologies*                                    50,000        1,921
    Diebold (A)                                              71,500        3,042
    Electronic Data Systems (A)                              23,000          623
    First Data                                              130,000        6,199
    Hewlett-Packard                                         100,000        3,247
    International Business Machines                          81,500        6,711
    Microsoft                                               425,000       10,264
    Nokia ADR                                               215,000        4,872
    Tektronix                                               100,700        3,557
                                                                       ---------
                                                                          45,668
                                                                       ---------
MATERIALS - 7.7%
    Alcoa (A)                                               160,100        5,408
    Ashland                                                  57,500        3,785
    BHP Billiton ADR (A) (D)                                 90,000        4,100
    Bowater (A)                                              85,300        2,326
    Cabot                                                   178,500        6,426
    Dow Chemical                                             86,300        3,505
    Engelhard                                                68,500        2,631
    Monsanto                                                 30,000        2,502

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MATERIALS - (CONTINUED)
    Weyerhaeuser (A)                                        104,600    $   7,371
                                                                       ---------
                                                                          38,054
                                                                       ---------
TELECOMMUNICATIONS - 2.9%
    AT&T                                                    190,000        4,980
    Verizon Communications                                  235,000        7,762
    Vodafone Group ADR                                       70,500        1,671
                                                                       ---------
                                                                          14,413
                                                                       ---------
UTILITIES - 2.7%
    Questar                                                 167,500       13,408
                                                                       ---------
  TOTAL COMMON STOCK
    (Cost $324,098)                                                      482,064
                                                                       ---------

--------------------------------------------------------------------------------
MASTER NOTES - 5.6%
--------------------------------------------------------------------------------
  Bank of America (B)
    4.945%, 05/01/06                                      $  10,000       10,000
  Bear Stearns (B)
    5.025%, 05/03/06                                         10,000       10,000
  JP Morgan (B)
    4.955%, 05/15/06                                          7,500        7,500
                                                                       ---------
  TOTAL MASTER NOTES
    (Cost $27,500)                                                        27,500
                                                                       ---------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 5.1%
--------------------------------------------------------------------------------
  Four Winds Funding (B)
    4.912%, 05/01/06                                         10,000        9,996
  Morgan Stanley (B)
    4.945%, 11/09/06                                         15,000       15,000
                                                                       ---------
  TOTAL COMMERCIAL PAPER
    (Cost $24,996)                                                        24,996
                                                                       ---------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 3.5%
--------------------------------------------------------------------------------
  First Tennessee (B) (C)
    4.839%, 04/18/07                                          2,500        2,501
  Kaiser Foundation Hospital (B) (C)
    4.922%, 05/01/06                                         10,000        9,996
  Morgan Stanley (B) (C)
    4.920%, 05/03/07                                          2,500        2,500
  Sigma Finance (B) (C)
    4.830%, 07/07/06                                          2,500        2,500
                                                                       ---------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $17,497)                                                        17,497
                                                                       ---------

--------------------------------------------------------------------------------
Description                                        Shares/Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
    Templeton Dragon Fund                                    80,000    $   1,920
                                                                       ---------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $704)                                                            1,920
                                                                       ---------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.2%
--------------------------------------------------------------------------------
  Bank of America
    4.930%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $4,480,132
    (collateralized by various
    corporate obligations,
    ranging in par value
    $2,356,739 - $2,365,501,
    5.250% - 6.000%, 11/15/11 -
    04/15/15, total market value
    $4,702,207) (B)                                       $   4,478        4,478
  Bear Stearns
    4.975%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $5,002,073
    (collateralized by various
    collateralized mortgage
    obligations, ranging in par
    value $353,000 - $7,265,500,
    0.100% - 4.321%, 07/25/35 -
    11/25/45, total market value
    $5,250,339) (B)                                           5,000        5,000
  Bear Stearns
    4.935%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $10,004,113
    (collateralized by various
    collateralized mortgage
    obligations, ranging in par
    value $706,000 - $14,531,000,
    0.100% - 4.321%, 07/25/35 -
    11/25/45, total market value
    $10,500,679) (B)                                         10,000       10,000
  Credit Suisse Securities
    4.710%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $6,001,089
    (collateralized by a U.S.
    Treasury obligation, par value
    $6,550,000, 3.625%, 05/15/13,
    total market value $6,119,748)                            5,999        5,999
  Lehman Brothers
    4.925%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $5,002,052
    (collateralized by various
    collateralized mortgage
    obligations, ranging in par
    value $2,591,038 -
    $14,840,586, 0.000% - 9.000%,
    01/25/06 - 02/25/46, total
    market value $5,250,011) (B)                              5,000        5,000
                                                                       ---------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $30,477)                                                        30,477
                                                                       ---------

TOTAL INVESTMENTS - 118.7%
  (Cost $425,272) +                                                      584,454
                                                                       ---------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                               Contracts  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WRITTEN OPTIONS - 0.0%
--------------------------------------------------------------------------------
  BHP Billiton, August 2006, 50 Calls                          (50)   $      (9)
  BHP Billiton, May 2006, 40 Calls                            (150)         (86)
                                                                      ---------
  WRITTEN OPTIONS
    (Premiums Received $(29))                                               (95)
                                                                      ---------
Other Assets and Liabilities -- (18.7)%                                 (92,086)
                                                                      ---------

NET ASSETS -- 100.0%                                                  $ 492,273
                                                                      =========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT APRIL 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2006 WAS $91,415,858.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2006.
(D) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN EQUITY OPTION CONTRACTS.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS, AND WRITTEN OPTIONS, WAS $425,246 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $168,466 (000) AND $(9,353) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 87.9%
--------------------------------------------------------------------------------
    HighMark Core Equity Fund,
       Fiduciary Shares                                  1,036,692      $  9,278
    Highmark International
       Opportunities Fund,
       Fiduciary Shares                                    383,645         3,453
    HighMark Large Cap Growth Fund,
       Fiduciary Shares                                    372,865         3,490
    HighMark Large Cap Value Fund,
       Fiduciary Shares                                    343,009         4,737
    HighMark Small Cap Growth Fund,
       Fiduciary Shares                                    156,559         2,467
    HighMark Small Cap Value Fund,
       Fiduciary Shares                                    117,943         2,271
    HighMark Value Momentum Fund,
       Fiduciary Shares                                    380,451         9,036
                                                                        --------
  TOTAL AFFILIATED EQUITY FUNDS
    (Cost $32,562)                                                        34,732
                                                                        --------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUNDS - 9.2%
--------------------------------------------------------------------------------
    HighMark Bond Fund,
       Fiduciary Shares                                     69,900           725
    Highmark Short Term Bond Fund,
       Fiduciary Shares                                    300,515         2,933
                                                                        --------
  TOTAL AFFILIATED FIXED INCOME FUNDS
    (Cost $3,699)                                                          3,658
                                                                        --------

--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND (A) - 2.2%
--------------------------------------------------------------------------------
    HighMark Diversified
       Money Market Fund,
       Fiduciary Shares, 4.490%                            869,224           869
                                                                        --------
  TOTAL AFFILIATED MONEY MARKET FUND (A)
    (Cost $869)                                                              869
                                                                        --------

TOTAL INVESTMENTS - 99.3%
  (Cost $37,130) +                                                        39,259
                                                                        --------
Other Assets and Liabilities, Net -- 0.7%                                    274
                                                                        --------

NET ASSETS -- 100.0%                                                    $ 39,533
                                                                        ========

--------------------------------------------------------------------------------

(A)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $37,137 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,217 (000) AND $(95) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 68.0%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
        Fiduciary Shares                                   571,373      $  5,114
     Highmark International
        Opportunities Fund,
        Fiduciary Shares                                   323,509         2,912
     HighMark Large Cap Growth Fund,
        Fiduciary Shares                                   241,910         2,264
     HighMark Large Cap Value Fund,
        Fiduciary Shares                                   264,748         3,656
     HighMark Small Cap Growth Fund,
        Fiduciary Shares                                   101,375         1,598
     HighMark Small Cap Value Fund,
        Fiduciary Shares                                    67,552         1,300
     HighMark Value Momentum Fund,
        Fiduciary Shares                                   217,827         5,174
                                                                        --------
   TOTAL AFFILIATED EQUITY FUNDS
     (Cost $20,537)                                                       22,018
                                                                        --------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUNDS - 27.7%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
        Fiduciary Shares                                   355,141         3,683
     Highmark Short Term Bond Fund,
        Fiduciary Shares                                   542,965         5,299
                                                                        --------
   TOTAL AFFILIATED FIXED INCOME FUNDS
     (Cost $9,160)                                                         8,982
                                                                        --------

--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND (A) - 3.9%
--------------------------------------------------------------------------------
     HighMark Diversified
         Money Market Fund,
         Fiduciary Shares, 4.490%                        1,245,226         1,245
                                                                        --------
   TOTAL AFFILIATED MONEY MARKET FUND (A)
     (Cost $1,245)                                                         1,245
                                                                        --------

TOTAL INVESTMENTS - 99.6%
   (Cost $30,942) +                                                       32,245
                                                                        --------
Other Assets and Liabilities -- 0.4%                                         144
                                                                        --------
NET ASSETS -- 100.0%                                                    $ 32,389
                                                                        ========

--------------------------------------------------------------------------------

(A)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $30,957 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,497 (000) AND $(209) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUNDS - 57.3%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
        Fiduciary Shares                                   131,555      $  1,364
     Highmark Short Term Bond Fund,
        Fiduciary Shares                                   189,541         1,850
                                                                        --------
   TOTAL AFFILIATED FIXED INCOME FUNDS
     (Cost $3,277)                                                         3,214
                                                                        --------

--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 38.8%
--------------------------------------------------------------------------------
     HighMark Core Equity Fund,
        Fiduciary Shares                                    61,168           547
     Highmark International
        Opportunities Fund,
        Fiduciary Shares                                    22,406           202
     HighMark Large Cap Growth Fund,
        Fiduciary Shares                                    33,421           313
     HighMark Large Cap Value Fund,
        Fiduciary Shares                                    31,596           436
     HighMark Small Cap Growth Fund,
        Fiduciary Shares                                     6,607           104
     HighMark Small Cap Value Fund,
        Fiduciary Shares                                     6,887           133
     HighMark Value Momentum Fund,
        Fiduciary Shares                                    18,621           442
                                                                        --------
   TOTAL AFFILIATED EQUITY FUNDS
     (Cost $2,014)                                                         2,177
                                                                        --------

--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND (A) - 3.6%
--------------------------------------------------------------------------------
     HighMark Diversified
        Money Market Fund,
        Fiduciary Shares, 4.490%                           199,606           200
                                                                        --------
   TOTAL AFFILIATED MONEY MARKET FUND (A)
     (Cost $200)                                                             200
                                                                        --------

TOTAL INVESTMENTS - 99.7%
   (Cost $5,491) +                                                         5,591
                                                                        --------
Other Assets and Liabilities -- 0.3%                                          17
                                                                        --------

NET ASSETS -- 100.0%                                                    $  5,608
                                                                        ========

--------------------------------------------------------------------------------

(A)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
+     AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $5,504
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $154 (000) AND $(67) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 42.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 4.1%
  News America Holdings
    7.750%, 02/01/24                                      $  1,000      $  1,073
  Staples
    7.125%, 08/15/07                                         4,000         4,080
  Time Warner
    7.480%, 01/15/08                                         7,100         7,319
  Time Warner Entertainment
    8.375%, 03/15/23                                         5,000         5,607
                                                                        --------
                                                                          18,079
                                                                        --------
CONSUMER STAPLES - 0.6%
  Safeway
    7.500%, 09/15/09                                         2,468         2,607
                                                                        --------
ENERGY - 1.2%
  ConocoPhillips
    7.125%, 03/15/28                                         3,000         3,030
  El Paso CGP (D)
    9.625%, 05/15/12                                         2,000         2,209
                                                                        --------
                                                                           5,239
                                                                        --------
FINANCIALS - 11.4%
  Associates
    6.950%, 11/01/18                                         4,000         4,362
  Bank of America
    5.250%, 02/01/07                                         5,600         5,600
  Bank One
    6.000%, 08/01/08                                           500           507
  GE Global Insurance
    7.750%, 06/15/30                                         5,000         5,787
  HSBC Bank USA
    3.875%, 09/15/09                                         4,200         3,996
  John Hancock Financial Services
    5.625%, 12/01/08                                         5,000         5,039
  Morgan Stanley
    6.750%, 04/15/11                                         5,500         5,766
  Sigma Finance (B) (C)
    4.830%, 07/07/06                                         5,000         5,000
  U.S. Bancorp
    6.875%, 09/15/07                                         7,500         7,644
  Wells Fargo Capital I
    7.960%, 12/15/26                                         1,000         1,050
  Wells Fargo, MTN, Ser J
    6.550%, 12/01/06                                         5,600         5,634
                                                                        --------
                                                                          50,385
                                                                        --------

FOREIGN GOVERNMENTS - 1.9%
  Hydro Quebec, Ser IO
    8.050%, 07/07/24                                         1,125         1,393
  Pemex Project Funding Master Trust
    9.125%, 10/13/10                                         5,000         5,573

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENTS - (CONTINUED)
  Province of Saskatchewan
    9.375%, 12/15/20                                      $  1,000      $  1,352
                                                                        --------
                                                                           8,318
                                                                        --------
HEALTH CARE - 3.4%
  HCA
    7.875%, 02/01/11                                         5,000         5,238
  Kaiser Foundation Hospital (B) (C)
    4.922%, 05/01/06                                         5,000         4,998
  United Health Group
    5.250%, 03/15/11                                         4,500         4,443
                                                                        --------
                                                                          14,679
                                                                        --------
INDUSTRIALS - 7.9%
  Continental Airlines, Ser 98-1B
    6.748%, 03/15/17                                         2,564         2,351
  General Electric
    5.000%, 02/01/13                                         5,000         4,834
  General Motors, Ser 91-A2
    8.950%, 07/02/09                                         1,389         1,253
  McDonnell Douglas
    6.875%, 11/01/06                                         4,125         4,152
  Raytheon
    6.150%, 11/01/08                                         4,950         5,036
  Tyco International
    7.200%, 10/15/08                                         9,000         9,259
  Waste Management
    7.000%, 10/15/06                                         7,800         7,856
                                                                        --------
                                                                          34,741
                                                                        --------
INFORMATION TECHNOLOGY - 1.7%
  Cisco Systems
    5.250%, 02/22/11                                         5,000         4,950
  International Business Machines
    6.500%, 01/15/28                                         2,500         2,573
                                                                        --------
                                                                           7,523
                                                                        --------
MATERIALS - 0.3%
  Potash
    7.125%, 06/15/07                                         1,500         1,526
                                                                        --------
REAL ESTATE INVESTMENT TRUST - 2.4%
  Boston Properties
    5.000%, 06/01/15                                         5,500         5,101
  EOP Operating
    6.800%, 01/15/09                                         5,500         5,669
                                                                        --------
                                                                          10,770
                                                                        --------
TELECOMMUNICATION - 2.1%
  Bell Atlantic of Maryland
    8.000%, 10/15/29                                         2,980         3,172

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATION - (CONTINUED)
  New England Telephone &
    Telegraph
    7.875%, 11/15/29                                      $  5,625      $  5,911
                                                                        --------
                                                                           9,083
                                                                        --------
UTILITIES - 5.9%
  Arkansas Electric Cooperative
    7.330%, 06/30/08                                         2,224         2,254
  Baltimore Gas & Electric, MTN,
   Ser G
    5.780%, 10/01/08                                         4,000         4,015
  Consolidated Edison of New York,
    Ser G
    7.000%, 03/01/29                                         1,250         1,252
  FPL Group Capital
    7.625%, 09/15/06                                         5,000         5,039
  Kinder Morgan (A)
    7.250%, 03/01/28                                         5,600         5,867
  MidAmerican Energy Holdings,
    Ser D
    5.000%, 02/15/14                                           400           377
  Oklahoma Gas & Electric
    6.650%, 07/15/27                                         2,500         2,612
  Virginia Electric & Power, Ser A
    4.750%, 03/01/13                                         5,000         4,680
                                                                        --------
                                                                          26,096
                                                                        --------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $187,576)                                                      189,046
                                                                        --------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 34.5%
--------------------------------------------------------------------------------
FHLMC
    6.500%, 11/01/09                                         1,161         1,170
    6.000%, 10/01/09                                         1,504         1,507
    6.000%, 06/01/13                                         1,890         1,907
    6.000%, 09/01/13                                         1,709         1,725
    6.000%, 09/01/17                                         4,169         4,214
    6.000%, 11/01/17                                         1,149         1,162
    5.500%, 03/01/17                                         1,140         1,131
    5.000%, 07/01/35                                         5,682         5,374
    4.000%, 04/01/18                                         5,568         5,193
    4.000%, 06/01/19                                        12,050        11,225
FHLMC, CMO REMIC,
   Ser 1666, Cl J
    6.250%, 01/15/24                                         2,000         2,008
FHLMC, CMO REMIC,
   Ser 2663, Cl QK
    3.500%, 04/15/17                                         3,389         3,367
FNMA
    8.500%, 05/01/25                                            39            42
    8.000%, 08/01/24                                             7             8
    8.000%, 09/01/24                                             1             1
    8.000%, 07/01/26                                            50            54
    8.000%, 06/01/30                                            44            47
    7.500%, 12/01/26                                           337           351

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -

(CONTINUED)
--------------------------------------------------------------------------------
FNMA -- (continued)
    7.000%, 02/01/09                                      $    532      $    534
    7.000%, 12/01/10                                         1,151         1,164
    7.000%, 05/01/30                                            42            44
    6.500%, 12/01/07                                            85            85
    6.500%, 04/01/14                                         1,046         1,070
    6.500%, 03/01/24                                            87            89
    6.500%, 05/01/26                                            72            73
    6.500%, 01/01/28                                            39            40
    6.500%, 03/01/28                                            42            43
    6.500%, 04/01/28                                           349           357
    6.500%, 01/01/29                                         1,149         1,174
    6.500%, 06/01/29                                         1,244         1,271
    6.500%, 07/01/29                                           605           618
    6.500%, 08/01/29                                           254           260
    6.500%, 05/01/30                                           844           863
    6.000%, 05/01/09                                            22            22
    6.000%, 09/01/10                                            94            94
    6.000%, 05/01/11                                            94            95
    6.000%, 01/01/12                                            56            56
    6.000%, 03/01/13                                           182           184
    6.000%, 08/01/14                                         4,954         5,003
    6.000%, 10/01/16                                         1,462         1,481
    6.000%, 11/01/17                                         3,267         3,310
    6.000%, 12/01/27                                           133           131
    6.000%, 07/01/28                                           628           628
    6.000%, 08/01/28                                           166           166
    6.000%, 10/01/28                                           364           364
    6.000%, 12/01/28                                         2,685         2,685
    5.500%, 01/01/17                                           753           748
    5.500%, 02/01/17                                           496           493
    5.500%, 12/01/17                                         3,805         3,780
    5.500%, 11/01/33                                         9,919         9,660
    5.500%, 04/01/35                                         4,480         4,352
    5.000%, 01/01/09                                         1,121         1,108
    5.000%, 11/01/17                                         4,808         4,692
    5.000%, 02/01/18                                         5,325         5,195
    5.000%, 03/01/34                                         3,243         3,079
    5.000%, 08/01/34                                         4,587         4,349
    5.000%, 07/01/35                                         5,970         5,648
    4.500%, 04/01/18                                        27,559        26,300
    4.500%, 07/01/20                                         9,389         8,954
FNMA, CMO REMIC,
   Ser 1993-140, Cl H
    6.500%, 03/25/13                                            98            98
FNMA, CMO REMIC,
   Ser 2003-25, Cl CD
    3.500%, 03/25/17                                         6,709         6,384
GNMA
    8.000%, 04/15/17                                            41            43
    8.000%, 05/15/17                                            20            21
    8.000%, 11/15/26                                           404           432
    8.000%, 12/15/26                                           164           176
    7.500%, 05/15/23                                           146           153
    7.500%, 01/15/24                                           125           132
    7.500%, 02/15/24                                           119           126
    7.500%, 02/15/27                                            26            27
    7.500%, 06/15/27                                            57            60

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]


SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -

(CONTINUED)
--------------------------------------------------------------------------------
GNMA -- (continued)
    7.500%, 07/15/27                                      $     18      $     19
    7.500%, 08/15/27                                            74            78
    7.000%, 01/15/24                                            55            57
    7.000%, 04/15/24                                            85            88
    6.500%, 06/15/23                                           167           172
    6.500%, 12/15/23                                           117           121
    6.500%, 01/15/24                                            27            28
    6.500%, 02/15/24                                           121           125
    6.500%, 10/15/25                                            62            64
    6.500%, 04/15/26                                           111           114
    6.500%, 01/15/29                                           478           493
    6.500%, 05/15/29                                         1,103         1,137
    6.500%, 06/15/29                                            96            99
    6.500%, 11/15/29                                            22            22
    6.000%, 07/15/28                                           177           178
    6.000%, 08/15/28                                           158           159
    6.000%, 09/15/28                                           567           570
                                                                        --------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $155,727)                                                      151,924
                                                                        --------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 14.4%
--------------------------------------------------------------------------------
  U.S. Treasury Bonds (A)
    8.750%, 08/15/20                                         3,300         4,441
    8.125%, 08/15/19                                        12,500        15,899
    7.250%, 05/15/16                                        16,100        18,764
    7.125%, 02/15/23                                         4,000         4,799
  U.S. Treasury Inflation Index Note (A)
    3.000%, 07/15/12                                        18,783        19,578
                                                                        --------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $59,613)                                                        63,481
                                                                        --------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 6.2%
--------------------------------------------------------------------------------
  CenterPoint Energy Transition
    Bond Co. II, Ser A-3
    5.090%, 08/01/15                                         6,600         6,363
  MBNA Master Credit Card Trust,
    Ser 2000-L, Cl A
    6.500%, 04/15/10                                         7,000         7,144
  MBNA Master Credit Card Trust,
    Ser 2005-A7, Cl A7
    4.300%, 02/15/11                                         5,500         5,392
  Pacific Gas, Ser 1997-1, Cl A7
    6.420%, 09/25/08                                         1,124         1,127
  PG&E Energy Recovery Funding,
    Ser 2005-2, Cl A2
    5.030%, 03/25/14                                         5,600         5,534

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
  USAA Auto Owner Trust,
    Ser 2004-1, Cl A3
    2.060%, 04/15/08                                      $  1,996      $  1,978
                                                                        --------
  TOTAL ASSET-BACKED SECURITIES
    (Cost $27,813)                                                        27,538
                                                                        --------

--------------------------------------------------------------------------------
MASTER NOTES - 4.5%
--------------------------------------------------------------------------------
  Bank of America (B)
    4.945%, 05/01/06                                        10,000        10,000
  Bear Stearns (B)
    5.025%, 05/03/06                                         7,500         7,500
  JP Morgan (B)
    4.955%, 05/15/06                                         2,500         2,500
                                                                        --------
  TOTAL MASTER NOTES
    (Cost $20,000)                                                        20,000
                                                                        --------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.3%
--------------------------------------------------------------------------------
  Four Winds Funding (B)
    4.912%, 05/01/06                                         5,000         4,998
  Morgan Stanley (B)
    4.945%, 11/09/06                                         5,000         5,000
                                                                        --------
  TOTAL COMMERCIAL PAPER
    (Cost $9,998)                                                          9,998
                                                                        --------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 0.3%
--------------------------------------------------------------------------------
  FNMA
    5.000%, 01/15/07                                         1,500         1,498
                                                                        --------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
    (Cost $1,523)                                                          1,498
                                                                        --------

--------------------------------------------------------------------------------
COMMON STOCK - 0.0%
--------------------------------------------------------------------------------
RETAIL - 0.0%
    Kmart Holding Corporation
       (Escrow Shares)                                  10,000,000            --
                                                                        --------
  TOTAL COMMON STOCK
    (Cost $--)                                                                --
                                                                        --------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]


SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

BOND FUND

-------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 8.8%
-------------------------------------------------------------------------------
    Bank of America
      4.930%, dated 04/28/06, matures
      on 05/01/06, repurchase price
      $7,045,954 (collateralized by
      various corporate obligations,
      ranging in par value $3,706,469 -
      $3,720,250, 5.250% - 6.000%,
      11/15/11 - 04/15/15, total market
      value $7,395,214) (B)                              $   7,043     $  7,043
    Bear Stearns
      4.935%, dated 04/28/06, matures
      on 05/01/06, repurchase price
      $5,002,056 (collateralized by
      various collateralized mortgage
      obligations, ranging in par value
      $353,000 - $7,265,500, 0.100% -
      4.321%, 07/25/35 - 11/25/45, total
      market value $5,250,339) (B)                           5,000        5,000
    Bear Stearns
      4.975%, dated 04/28/06, matures
      on 05/01/06, repurchase price
      $5,002,073 (collateralized by
      various collateralized mortgage
      obligations, ranging in par value
      $353,000 - $7,265,500, 0.100% -
      4.321%, 07/25/35 - 11/25/45, total
      market value $5,250,339) (B)                           5,000        5,000
    Credit Suisse Securities
      4.710%, dated 04/28/06, matures
      on 05/01/06, repurchase price
      $12,912,709 (collateralized by a
      U.S. Treasury obligation, par
      value $14,095,000, 3.625%,
      05/15/13, total market value
      $13,169,137)                                          12,908       12,908
    Lehman Brothers
      4.925%, dated 04/28/06, matures
      on 05/01/06, repurchase price
      $8,724,907 (collateralized by
      various collateralized mortgage
      obligations, ranging in par value
      $4,519,458 - $25,885,922,
      0.000% - 9.000%, 01/25/06 -
      02/25/46, total market value
      $9,157,413) (B)                                        8,721        8,721
                                                                       --------
    TOTAL REPURCHASE AGREEMENTS
      (Cost $38,672)                                                     38,672
                                                                       --------
TOTAL INVESTMENTS - 113.9%
    (Cost $500,922) +                                                   502,157
                                                                       --------
Other Assets and Liabilities -- (13.9)%                                 (61,246)
                                                                       --------
NET ASSETS -- 100.0%                                                   $440,911
                                                                       --------

--------------------------------------------------------------------------------

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT APRIL 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2006 WAS $64,058,988.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2006.
(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $500,922 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,024 (000) AND $(7,789) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.0%
--------------------------------------------------------------------------------
  Atascadero, Unified School District,
    Measure B, Capital Projects,
    Ser A, COP, MBIA Insured
    Callable 08/01/06 @ 102
    5.200%, 08/01/08                                      $  1,000      $  1,024
  Berryessa, Unified School District,
    GO, MBIA Insured
    5.375%, 03/01/12                                           460           498
  Brentwood, Unified School District,
    Ser B, GO, FGIC Insured
    Callable 08/01/10 @ 101
    4.850%, 08/01/14                                           410           429
  Burlingame, Elementary School
    District, GO, FSA Insured
    5.250%, 07/15/16                                           795           866
  California State, Department of
    Transportation, Federal Highway
    Grant Anticipation Bonds, Ser A,
    RB, FGIC Insured
    5.000%, 02/01/14                                         2,000         2,134
  California State, Department of
    Water Resources Power Supply,
    Ser A, RB, AMBAC Insured
    Callable 05/01/12 @ 101
    5.500%, 05/01/15                                         1,225         1,337
  California State, Department of
    Water Resources, Central Valley
    Project, Water System, Ser Q, RB
    6.000%, 12/01/07                                         1,500         1,554
  California State, Department of
    Water Resources, Central Valley
    Project, Water System, Ser W,
    RB, FSA Insured
    5.500%, 12/01/14                                         1,315         1,457
  California State, Department of
    Water Resources, Central Valley
    Project, Water System, Ser Z,
    RB, FGIC Insured
    5.000%, 12/01/12                                         1,000         1,069
  California State, Educational
    Facilities Authority, Loyola-
    Marymount University, Ser A,
    RB, MBIA Insured
    Callable 10/01/11 @ 101
    4.500%, 10/01/12                                         1,560         1,610
  California State, Educational
    Facilities Authority, Stanford
    University, Ser P, RB
    5.250%, 12/01/13                                           800           871
  California State, Educational
    Facilities Authority, Stanford
    University, Ser R, RB
    5.000%, 11/01/11                                           610           651
  California State, GO
    7.000%, 08/01/07                                         1,000         1,040
    6.250%, 04/01/08                                         1,000         1,047
  California State, GO, FGIC Insured
    4.500%, 09/01/10                                         1,000         1,032

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  California State, Public Works
    Board Lease, Various University
    of California Projects, Ser A,
    RB, AMBAC Insured
    Callable 12/01/07 @ 102
    5.100%, 12/01/10                                      $  1,000      $  1,042
  Central Coast, Water Authority,
    Water Project Regional Facilities,
    Ser A, RB, AMBAC Insured
    Callable 10/01/06 @ 102
    5.000%, 10/01/07                                         2,250         2,297
  Chaffey, Unified High School
    District, GO, FGIC Insured
    5.000%, 08/01/15                                         1,000         1,069
  Coast Community College, GO,
    MBIA Insured
    5.250%, 08/01/15                                         1,000         1,088
  Contra Costa County, Merrithew
    Memorial Hospital Project, COP,
    MBIA Insured
    Callable 11/01/07 @ 102
    5.500%, 11/01/12                                         2,160         2,259
    5.200%, 11/01/09                                         2,000         2,083
  Contra Costa, Transportation
    Authority, Sales Tax, Ser A,
    ETM, RB
    Callable 06/16/06 @ 100
    6.875%, 03/01/07                                           175           180
  Contra Costa, Transportation
    Authority, Sales Tax, Ser A,
    RB, FGIC Insured
    6.000%, 03/01/09                                         1,000         1,063
  Cupertino, Unified School District,
    GO, FSA Insured
    Callable 08/01/11 @ 100
    5.250%, 08/01/13                                           595           635
  East Bay, Municipal Utility District,
    Water System Project, RB,
    MBIA Insured
    Callable 06/01/11 @ 100
    5.250%, 06/01/13                                           500           535
    5.250%, 06/01/14                                         1,250         1,331
  Eastern Municipal Water District,
    Ser A, COP, FGIC Insured
    Callable 07/01/11 @ 100
    5.375%, 07/01/16                                         2,500         2,674
    5.375%, 07/01/17                                         2,410         2,572
    5.250%, 07/01/12                                           300           320
    5.250%, 07/01/13                                         1,000         1,063
  El Camino, Community College,
    GO, FSA Insured
    Callable 08/01/15 @ 100
    5.000%, 08/01/16                                         1,000         1,064
  Fallbrook, Unified High School
    District, GO, FGIC Insured
    5.375%, 09/01/12                                           250           272
  Fremont, Unified High School
    District, Ser B, ETM, GO
    5.000%, 09/01/10                                           600           633

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  Fresno, Joint Powers Financing
    Authority, Fresno City Hall, RB,
    AMBAC Insured
    Callable 08/01/10 @ 100
    4.600%, 08/01/11                                      $    500      $    515
  Glendale, Unified School District,
    Ser B, GO, FSA Insured
    Callable 09/01/08 @ 101
    4.625%, 09/01/09                                           670           691
  Hollister, Redevelopment Agency,
    Community Development Project,
    TA, AMBAC Insured
    Callable 10/01/07 @ 102
    5.000%, 10/01/08                                           740           763
  Joshua Basin-Hi Desert Financing
    Authority, Water District
    Project, RB, AMBAC Insured
    4.900%, 05/01/09                                           465           484
  Kings River, Conservation District,
    Pine Flat Power, Ser F, RB
    4.625%, 01/01/11                                           500           518
  Livermore-Amador Valley, Water
    Management Authority, Ser A, RB,
    AMBAC Insured
    Callable 08/01/11 @ 100
    5.250%, 08/01/14                                           750           800
    5.000%, 08/01/13                                           400           421
  Los Angeles County, Metropolitan
    Transportation Authority, Sales
    Tax Project, A-1st Ser, Ser B,
    RB, FSA Insured
    5.250%, 07/01/11                                         1,550         1,662
  Los Angeles County, Metropolitan
    Transportation Authority, Sales
    Tax Project, C-2nd Ser, Ser A,
    RB, AMBAC Insured
    5.500%, 07/01/10                                         1,050         1,125
  Los Angeles County, Metropolitan
    Transportation Authority, Sales
    Tax Project, C-2nd Ser, Ser A,
    RB, FGIC Insured
    5.000%, 07/01/10                                         2,000         2,105
  Los Angeles, Department of
    Water & Power, Ser A-A-1, RB,
    MBIA Insured
    5.250%, 07/01/10                                         1,710         1,816
    5.250%, 07/01/11                                         3,485         3,737
  Los Angeles, Department of
    Water & Power, Ser A-A-1, RB,
    MBIA Insured
    Callable 07/01/11 @ 100
    5.250%, 07/01/13                                         2,025         2,158
  Los Angeles, Department of
    Water & Power, Ser B, RB,
    MBIA Insured
    5.000%, 07/01/13                                           430           459
  Los Angeles, Los Angeles County
    Public Works, Ser A, RB
    Callable 10/01/07 @ 101
    5.500%, 10/01/08                                         1,225         1,268

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  Los Angeles, Ser A, GO,
    FGIC Insured
    5.250%, 09/01/09                                      $    600      $    631
  Los Angeles, Ser A, GO,
    MBIA Insured
    5.250%, 09/01/11                                           250           269
  Los Angeles, Ser B , GO,
    FSA Insured
    Callable 09/01/015 @ 100
    5.000%, 09/01/16                                         1,000         1,065
  Los Angeles, Unified School District,
    GO, MBIA Insured
    5.500%, 07/01/12                                           755           825
  Los Angeles, Unified School District,
    Ser A, GO, FGIC Insured
    6.000%, 07/01/07                                         1,000         1,028
    6.000%, 07/01/11                                         1,385         1,530
  Los Angeles, Unified School District,
    Ser D, GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.500%, 07/01/10                                         2,000         2,146
  Los Angeles, Unified School District,
    Ser E, GO, MBIA Insured
    Prerefunded @ 100 (A)
    5.500%, 07/01/12                                         1,390         1,524
  Los Angeles, Waste Water Systems,
    Ser C, RB, MBIA Insured
    5.375%, 06/01/12                                         1,145         1,243
  Los Gatos-Saratoga, Joint Unified
    High School, Ser B, GO
    Prerefunded @ 101 (A)
    4.600%, 12/01/10                                           875           919
  M-S-R Public Power Authority,
    San Juan Project, Ser I, RB,
    MBIA Insured
    Callable 07/01/11 @ 100
    5.000%, 07/01/14                                         2,440         2,561
  Menlo Park, Community
    Development Agency, Las
    Pulgas Community Development
    Project, TA, AMBAC Insured
    Callable 06/01/10 @ 102
    4.650%, 06/01/11                                           520           539
  Metropolitan, Water District of
    Southern California, Ser A,
    ETM, RB
    5.250%, 07/01/11                                           380           409
  Metropolitan, Water District of
    Southern California, Ser A, RB
    Callable 07/01/11 @ 101
    5.375%, 07/01/12                                         2,185         2,370
  Metropolitan, Water District of
    Southern California, Ser B,
    RB, MBIA Insured
    Callable 07/01/06 @ 102
    5.250%, 07/01/07                                         1,080         1,102
  Metropolitan, Water District of
    Southern California, Ser C, RB
    Callable 01/01/07 @ 102
    6.000%, 07/01/07                                         1,900         1,951

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
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SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  Metropolitan, Water District of
    Southern California, Waterworks
    Project, Ser B, GO
    4.000%, 03/01/11                                      $  1,000      $  1,016
  Mountain View, Shoreline Regional
    Park Community, Ser A, TA,
    MBIA Insured
    Callable 08/01/06 @ 102
    5.600%, 08/01/10                                           500           512
  North Orange County, Community
    College District, GO,
    MBIA Insured
    5.000%, 08/01/15                                         1,000         1,069
  Norwalk, La Mirada Unified School
    District, Ser A, GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.000%, 08/01/13                                         1,800         1,927
  Oak Park, Unified School District,
    GO, MBIA Insured
    5.250%, 05/01/08                                         1,250         1,291
  Orange County, Local Transportation
    Authority, Measure M, Second
    Senior, Ser A, RB, MBIA Insured
    5.500%, 02/15/08                                         2,000         2,068
    5.500%, 02/15/10                                         1,200         1,279
    5.500%, 02/15/11                                           250           270
  Paramount, Unified School District,
    GO, FSA Insured
    5.000%, 09/01/15                                         1,000         1,069
  Port Oakland, Ser M, RB,
    FGIC Insured
    Callable 11/01/12 @ 100
    5.250%, 11/01/13                                         1,000         1,072
  Redwood City, Elementary School
    District, GO, FGIC Insured
    5.500%, 08/01/10                                         1,140         1,223
    5.500%, 08/01/14                                           900           994
  Riverside County, Transportation
    Commission, Sales Tax Revenue,
    Ser A, RB, AMBAC Insured
    5.750%, 06/01/09                                           740           786
  Riverside, Community College,
    GO, FSA Insured
    Callable 08/01/15 @ 100
    5.000%, 08/01/19                                         1,700         1,789
  Sacramento, Municipal Utility
    District, Electric, Ser C, ETM,
    RB, FGIC Insured
    Callable 06/16/06 @ 100
    5.750%, 11/15/08                                           570           571
  Sacramento, Municipal Utility
    District, Ser O, RB, MBIA Insured
    5.250%, 08/15/10                                           500           532
  Sacramento, Municipal Utility
    District, Ser P, RB, FSA Insured
    Callable 08/15/11 @ 100
    5.250%, 08/15/13                                         1,585         1,696

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  Sacramento, Municipal Utility
    District, Ser R, RB, MBIA Insured
    5.000%, 08/15/15                                      $  1,480      $  1,582
  Sacramento, Municipal Utility
    District, Ser R, RB, MBIA Insured
    Callable 08/15/13 @ 100
    5.000%, 08/15/16                                         1,000         1,053
  San Bernardino County, Community
    College District, GO, FSA Insured
    5.000%, 08/01/15                                         1,000         1,069
  San Bernardino County,
    Transportation Authority,
    Ser A, RB, FSA Insured
    Callable 03/01/08 @ 101
    5.000%, 03/01/09                                         1,000         1,034
  San Bernardino County,
    Transportation Authority, Ser A,
    RB, MBIA Insured
    6.250%, 03/01/10                                         2,000         2,183
  San Bernardino, Municipal Water
    Department, Sewer Authority,
    COP, FGIC Insured
    4.500%, 02/01/09                                         1,025         1,049
  San Bernardino, Municipal Water
    Department, Sewer Authority,
    COP, FGIC Insured
    Callable 02/01/09 @ 101
    5.000%, 02/01/11                                         1,130         1,179
  San Diego County, Water Authority,
    COP, FGIC Insured
    5.250%, 05/01/16                                         1,310         1,426
  San Diego, Public Facilities
    Financing Authority, RB,
    FGIC Insured
    6.000%, 05/15/07                                         2,000         2,050
  San Diego, Public Facilities
    Financing Authority, RB,
    MBIA Insured
    Callable 08/01/12 @ 100
    5.000%, 08/01/14                                         1,000         1,056
  San Francisco City & County,
    Airport Commission, International
    Airport, Second Senior, Issue 20,
    RB, MBIA Insured
    Callable 05/01/08 @ 101
    4.250%, 05/01/09                                         1,000         1,017
  San Francisco City & County, Public
    Utilities Commission, Water
    Revenue, Ser A, RB, FSA Insured
    5.000%, 11/01/10                                         1,000         1,056
    5.000%, 11/01/11                                         1,500         1,596
  San Francisco City & County, Public
    Utilities Commission, Water
    Revenue, Ser B, RB,
    MBIA Insured
    Callable 11/01/12 @ 100
    5.000%, 11/01/15                                         1,250         1,322

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  San Francisco, Bay Area Rapid
    Transit, RB, AMBAC Insured
    Callable 07/01/11 @ 100
    5.250%, 07/01/14                                      $    300      $    320
  San Francisco, Bay Area Rapid
    Transit, RB, AMBAC Insured
    Prerefunded @ 100 (A)
    5.250%, 07/01/11                                           850           913
  San Joaquin County, Capital
    Facilities Project, COP,
    MBIA Insured
    4.800%, 11/15/07                                         1,000         1,019
  San Joaquin County, Delta
    Community College District,
    Election 2004, Ser A, GO,
    FSA Insured
    4.500%, 08/01/15                                         1,000         1,030
  San Jose, Financing Authority,
    Convention Center Project, Ser F,
    RB, MBIA Insured
    4.250%, 09/01/11                                         1,765         1,811
  San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, ETM, TA, MBIA Insured
    6.000%, 08/01/09                                           500           537
  San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, TA, AMBAC Insured
    Callable 08/01/08 @ 102
    5.000%, 08/01/09                                         1,500         1,561
  San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, TA, MBIA Insured
    6.000%, 08/01/08                                         1,410         1,480
    6.000%, 08/01/09                                         1,000         1,070
  San Juan, Unified School District,
    GO, FSA Insured
    5.250%, 08/01/10                                         1,150         1,223
  San Mateo County, Transit District,
    Ser A, RB, MBIA Insured
    5.250%, 06/01/16                                         2,000         2,188
  San Mateo, Unified High School
    District, Ser A, GO, FGIC Insured
    Prerefunded @ 100 (A)
    5.375%, 09/01/11                                         2,195         2,373
  San Ramon Valley, Unified School
    District, GO, FSA Insured
    Callable 08/01/14 @ 100
    5.250%, 08/01/18                                         1,250         1,344
  Santa Ana, Community
    Redevelopment Agency,
    Mainplace Project, Ser E,
    ETM, RB
    6.400%, 12/15/10                                           395           422
  Santa Maria, Joint Unified High
    School District, Ser A, GO,
    FSA Insured
    5.500%, 08/01/15                                           510           564

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  Solano County, Community College,
    Ser A, GO, MBIA Insured
    Prerefunded @ 100 (A)
    5.000%, 08/01/13                                      $  1,865      $  1,997
  South Orange County, Public
    Financing Authority, Foothill Area,
    Ser C, RB, FGIC Insured
    7.500%, 08/15/07                                         1,000         1,048
  South Placer, Waste Water
    Authority, Ser A, RB,
    FGIC Insured
    4.500%, 11/01/10                                         1,000         1,036
  Southern California, Public Power
    Authority, Ser A, RB, FSA Insured
    5.375%, 01/01/09                                         1,610         1,683
  Turlock, Irrigation District, Ser A,
    RB, MBIA Insured
    6.000%, 01/01/08                                         1,425         1,482
    6.000%, 01/01/11                                           500           548
  West Hollywood, COP,
    MBIA Insured
    Callable 02/01/08 @ 102
    4.550%, 02/01/09                                           665           680
                                                                        --------
  TOTAL MUNICIPAL BONDS
    (Cost $140,060)                                                      141,598
                                                                        --------
--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
  BlackRock Provident California Tax
    Free Money Market, 3.390% (B)                          476,148           476
                                                                        --------
  TOTAL REGULATED INVESTMENT COMPANY
    (Cost $476)                                                              476
                                                                        --------
TOTAL INVESTMENTS - 98.3%
  (Cost $140,536) +                                                      142,074
                                                                        --------
Other Assets and Liabilities -- 1.7%                                       2,429
                                                                        --------
NET ASSETS -- 100.0%                                                    $144,503
                                                                        ========

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006  (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------

(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $140,504 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,609 (000) AND $(1,039) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


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
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
--------------------------------------------------------------------------------
ARIZONA - 7.0%
   Arizona State, Transportation Board
     & Highway Revenue, Ser A, RB
     Callable 07/01/12 @ 102
     5.250%, 07/01/17                                     $1,000         $ 1,080
   Phoenix, GO
     Prerefunded @ 101 (A)
     5.000%, 07/01/09                                      2,370           2,484
   Phoenix, Ser A, GO
     6.250%, 07/01/17                                      1,000           1,176
   Tempe, Unified High School District,
     Ser B, GO, FGIC Insured
     5.125%, 07/01/07                                      1,000           1,017
                                                                         -------
                                                                           5,757
                                                                         -------
CALIFORNIA - 16.1%
   California State, Department of
     Transportation, Federal Highway
     Grant Anticipation Bonds, Ser A,
     RB, FGIC Insured
     5.000%, 02/01/14                                      1,000           1,067
   California State, Department of
     Water Resources, Central Valley
     Project, Water System, Ser Z,
     RB, FGIC Insured
     5.000%, 12/01/12                                        500             535
   California State, Department of
     Water Resources, Ser X, RB,
     FGIC Insured
     5.500%, 12/01/15                                        600             666
   California State, Educational
     Facilities Authority,
     Loyola-Marymount University, Ser A,
     RB, MBIA Insured
     Callable 10/01/11 @ 101
     4.500%, 10/01/12                                      1,000           1,032
   California State, GO,
     AMBAC Insured
     5.500%, 10/01/09                                      2,000           2,118
   California State, GO, FGIC Insured
     5.750%, 02/01/11                                      1,000           1,087
   Contra Costa, Water District, Ser E,
     RB, AMBAC Insured
     6.250%, 10/01/12                                      1,000           1,087
   East Bay, Municipal Utility District,
     Water System Project, RB,
     MBIA Insured
     Callable 06/01/11 @ 100
     5.250%, 06/01/13                                        800             856
   Eastern Municipal Water District,
     Ser A, COP, FGIC Insured
     Callable 07/01/11 @ 100
     5.375%, 07/01/16                                        620             663
   Elsinore Valley, Municipal Water
     District, COP, FGIC Insured
     5.375%, 07/01/18                                        500             549

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
   Los Angeles, Ser A, GO,
     MBIA Insured
     5.250%, 09/01/12                                     $  375         $   405
   San Jose, Redevelopment Agency,
     ETM, TA, MBIA Insured
     6.000%, 08/01/15                                        330             380
   San Jose, Redeveopment Agency,
     TA, MBIA Insured
     6.000%, 08/01/15                                        670             761
   San Ramon Valley, Unified School
     District, GO, FSA Insured
     Callable 08/01/14 @ 100
     5.250%, 08/01/18                                      1,670           1,795
   Southern California Public Power
     Authority, Hydroelectric Power,
     Ser A, RB, FSA Insured
     Callable 10/01/11 @ 100
     5.250%, 10/01/12                                        245             262
                                                                         -------
                                                                          13,263
                                                                         -------
COLORADO - 0.5%
   Regional Transportation District,
     Sales Tax, Ser B, RB,
     AMBAC Insured
     5.250%, 11/01/12                                        350             377
                                                                         -------
DELAWARE - 1.6%
   Delaware River & Bay Authority,
     RB, FGIC Insured
     Callable 06/16/06 @ 102
     5.000%, 01/01/07                                      1,340           1,352
                                                                         -------
FLORIDA - 2.3%
   Florida State, Board of Education,
     Public Education Capital Outlay,
     Ser A, GO
     5.000%, 06/01/08                                      1,300           1,334
   Jacksonville, Local Government,
     Sales Tax Revenue, RB,
     FGIC Insured
     5.500%, 10/01/13                                        500             549
                                                                         -------
                                                                           1,883
                                                                         -------
GEORGIA - 4.5%
   Atlanta, Water & Wastewater Revenue,
     Ser A, RB, FGIC Insured
     5.500%, 11/01/13                                      1,000           1,079
   Georgia State, Ser E, GO
     5.250%, 02/01/09                                      2,525           2,631
                                                                         -------
                                                                           3,710
                                                                         -------

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
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
HAWAII - 5.3%
   Hawaii County, Ser A, GO,
     FGIC Insured
     Callable 07/15/11 @ 100
     5.500%, 07/15/13                                     $  635         $   683
   Hawaii State, Highway Revenue,
     Ser B, RB, FSA Insured
     5.000%, 07/01/15                                      1,000           1,061
   Hawaii State, Ser CS, GO,
     MBIA Insured
     5.000%, 04/01/08                                      1,000           1,024
   Honolulu City & County, Ser A,
     GO, FSA Insured
     Prerefunded @ 100 (A)
     5.375%, 09/01/11                                      1,000           1,076
   Kauai County, Ser A, GO,
     MBIA Insured
     Callable 08/01/2011 @ 100
     5.625%, 08/01/13                                        440             476
   Kauai County, Ser A, GO,
     MBIA Insured
     Prerefunded @ 100 (A)
     5.625%, 08/01/11                                         60              65
                                                                         -------
                                                                           4,385
                                                                         -------
ILLINOIS - 7.1%
   Chicago, O'Hare International
     Airport, 2nd Lien, Ser C, RB,
     MBIA Insured
     5.000%, 01/01/08                                      1,000           1,019
     5.000%, 01/01/10                                      1,000           1,041
   Cook County, Ser A, GO,
     FGIC Insured
     Callable 11/15/08 @ 101
     4.500%, 11/15/09                                      1,000           1,023
   Du Page & Will Counties,
     Community School District,
     Ser B, GO, FGIC Insured
     5.000%, 12/30/07                                      2,700           2,756
                                                                         -------
                                                                           5,839
                                                                         -------
MASSACHUSETTS - 6.4%
   Massachusetts State, Consolidated
     Loan, Ser A, GO, AMBAC Insured
     Prerefunded @ 101 (A)
     5.000%, 03/01/07                                      1,000           1,021
   Massachusetts State, Consolidated
     Loan, Ser C, GO
     5.250%, 08/01/08                                      1,000           1,032
   Massachusetts State, School
     Building Authority, Ser A, RB,
     FSA Insured
     5.000%, 08/15/14                                      1,000           1,065

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
MASSACHUSETTS - (CONTINUED)
   Massachusetts State, Water Resources
     Authority, Ser A, RB, MBIA Insured
     5.250%, 08/01/15                                     $1,000         $ 1,084
     5.250%, 08/01/16                                      1,000           1,086
                                                                         -------
                                                                           5,288
                                                                         -------
MICHIGAN - 1.2%
   Huron Valley, School District, GO,
     FGIC Insured
     4.350%, 05/01/08                                      1,000           1,013
                                                                         -------
NEBRASKA - 1.2%
   Omaha Public Power District,
     Electric Revenue, Ser D, RB
     5.000%, 02/01/07                                      1,000           1,009
                                                                         -------
NEVADA - 1.7%
   Clark County, School District, Ser A,
     GO, FSA Insured Callable
     12/15/12 @ 103
     5.500%, 06/15/16                                        500             553
   Las Vegas, Water District Revenue,
     Ser B, GO, MBIA Insured
     Callable 12/01/12 @ 100
     5.250%, 06/01/14                                        300             320
   Nevada State, Capital
     Improvements, Ser A, GO,
     MBIA Insured
     Callable 05/01/12 @ 100
     5.000%, 11/01/16                                        500             523
                                                                         -------
                                                                           1,396
                                                                         -------
NEW JERSEY - 2.6%
   New Jersey State, Ser L, GO,
     AMBAC Insured
     5.250%, 07/15/16                                      1,000           1,085
   New Jersey State, Transportation
     Trust Fund Authority, Ser C, RB,
     MBIA Insured
     5.250%, 06/15/15                                      1,000           1,076
                                                                         -------
                                                                           2,161
                                                                         -------
NEW YORK - 2.5%
   New York State Thruway Authority,
     Highway & Board, Ser A,
     RB, MBIA Insured
     Callable 04/01/14 @ 100
     5.000%, 04/01/18                                      1,000           1,048
   New York State, Ser M, GO,
     FSA Insured
     5.000%, 04/01/15                                      1,000           1,057
                                                                         -------
                                                                           2,105
                                                                         -------

--------------------------------------------------------------------------------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
OREGON - 9.9%
   Chemeketa, Community College
     District, ETM, GO, FGIC Insured
     5.500%, 06/01/12                                     $1,060         $ 1,155
   Jackson County, Juvenile Services
     Center, GO, FSA Insured
     5.000%, 06/01/10                                      1,000           1,048
   McMinnville, School District No. 40,
     GO, FSA Insured
     5.000%, 06/15/11                                      1,620           1,714
   Portland, Sewer Systems, Ser A,
     RB, FGIC Insured
     Callable 06/01/07 @ 100
     5.000%, 06/01/08                                      1,000           1,015
   Washington County, School
     District Authority, No. 15,
     GO, FSA Insured
     5.000%, 06/15/14                                      1,000           1,065
   Washington, Multnomah & Yamill
     Counties, School District
     Authority, GO, MBIA Insured
     5.000%, 06/01/11                                      1,000           1,057
   Yamhill County, School District
     Authority, No. 29J, GO,
     FGIC Insured
     5.250%, 06/15/16                                      1,000           1,088
                                                                         -------
                                                                           8,142
                                                                         -------
PENNSYLVANIA - 2.8%
   Pennsylvania State, First Ser, GO,
     MBIA Insured
     5.000%, 06/01/09                                      1,100           1,142
   Pennsylvania State, Second Ser, GO
     5.250%, 10/01/09                                      1,155           1,211
                                                                         -------
                                                                           2,353
                                                                         -------
TENNESSEE - 1.2%
   Johnson City, Water & Sewer System,
     GO, FGIC Insured
     5.250%, 06/01/08                                      1,000           1,031
                                                                         -------
TEXAS - 3.7%
   Houston, Texas Utility System
     Revenue, First Lien, Ser A, RB,
     FSA Insured
     5.250%, 11/15/17                                      1,000           1,087
   Houston, Water & Sewer System
     Revenue, Junior Lien, Ser A,
     RB, FSA Insured
     Prerefunded @ 100 (A)
     5.250%, 12/01/11                                        680             730

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
TEXAS - (CONTINUED)
   Texas State, University Systems,
     Revenue Financing System,
     RB, FSA Insured
     Prerefunded @ 100 (A)
     4.800%, 03/15/10                                     $1,170         $ 1,216
                                                                         -------
                                                                           3,033
                                                                         -------
UTAH - 1.9%
   Utah State, Board Regents Auxiliary
     & Campus Facilities Revenue,
     Ser A, RB, MBIA Insured
     Callable 04/01/15 @ 100
     5.000%, 04/01/17                                      1,500           1,579
                                                                         -------
VIRGINIA - 1.2%
   Virginia State, Northern Virginia
     Transportation Board, Ser A, RB
     Callable 06/16/06 @ 101
     5.000%, 05/15/08                                      1,000           1,018
                                                                         -------
WASHINGTON - 14.5%
   CDP-King County III, Lease Revenue
     Authority, King Street Center
     Project, RB, MBIA Insured
     Callable 06/01/07 @ 101
     5.000%, 06/01/09                                      1,000           1,025
   King & Snohomish Counties,
     School District Authority, GO,
     FGIC Insured
     Callable 12/01/07 @ 100
     5.250%, 12/01/09                                      1,125           1,153
   King & Snohomish Counties,
     School District Authority, GO,
     FGIC Insured
     Prerefunded @ 100 (A)
     5.250%, 12/01/07                                      1,610           1,650
   King County, School District
     No. 408, GO, AMBAC Insured
     6.000%, 12/01/08                                      1,000           1,054
   King County, School District
     No. 410, GO, FGIC Insured
     5.500%, 12/01/10                                      1,285           1,377
   Pierce County, GO, AMBAC Insured
     Callable 08/01/15 @ 100
     5.125%, 08/01/16                                      1,375           1,468
   Seattle, Limited Tax, Ser B, GO
     5.500%, 03/01/11                                      1,935           2,075
   Seattle, Limited Tax, Ser B, GO, ETM
     5.500%, 03/01/11                                         65              70
   Seattle, Municipal Light & Power
     Revenue Authority, Ser B, RB,
     MBIA Insured
     Callable 06/01/08 @ 101
     4.750%, 06/01/09                                      1,000           1,029

--------------------------------------------------------------------------------

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                       Par (000)/Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
WASHINGTON - (CONTINUED)
   Skagit County, School District
     No. 103, GO, FGIC Insured
     6.250%, 12/01/07                                     $  1,000      $  1,039
                                                                        --------
                                                                          11,940
                                                                        --------
WISCONSIN - 2.5%
   Milwaukee, Metropolitan Sewage
     District, Ser A, GO
     5.500%, 10/01/08                                        2,000         2,080
                                                                        --------
   TOTAL MUNICIPAL BONDS
     (Cost $79,858)                                                       80,714
                                                                        --------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
   BlackRock Provident California Tax
     Free Money Market, 3.390% (B)                         751,724           752
                                                                        --------
   TOTAL REGULATED INVESTMENT COMPANY
     (Cost $752)                                                             752
                                                                        --------

TOTAL INVESTMENTS - 98.6%
   (Cost $80,610)+                                                        81,466
                                                                        --------
Other Assets and Liabilities, Net -- 1.4%                                  1,150
                                                                        --------
NET ASSETS -- 100.0%                                                    $ 82,616
                                                                        ========

--------------------------------------------------------------------------------

(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CDP -- CENSUS DESIGNATED PLACE
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $80,577 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,475 (000) AND $(586) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 28.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 2.9%
  Comcast Cable Communication
    6.200%, 11/15/08                                      $     300    $     305
  News America Holdings
    7.375%, 10/17/08                                            450          469
  Time Warner Entertainment
    7.250%, 09/01/08                                            300          311
                                                                       ---------
                                                                           1,085
                                                                       ---------
CONSUMER STAPLES - 2.0%
  General Mills
    5.125%, 02/15/07                                            250          250
  Kellogg
    2.875%, 06/01/08                                            350          332
  Wal-Mart Stores
    5.450%, 08/01/06                                            175          175
                                                                       ---------
                                                                             757
                                                                       ---------
FINANCIALS - 12.4%
  American General Finance,
    MTN, Ser G
    5.750%, 03/15/07                                            250          251
  Bank One
    6.000%, 08/01/08                                            350          355
  Caterpillar Financial Services,
    MTN, Ser F
    3.700%, 08/15/08                                            450          434
  CIT Group
    4.000%, 05/08/08                                            300          292
  Citigroup
    5.750%, 05/10/06                                            175          175
  FleetBoston Financial
    4.875%, 12/01/06                                            250          249
  General Electric Capital,
    MTN, Ser A
    4.250%, 01/15/08                                            500          492
  Golden West Financial
    4.125%, 08/15/07                                            205          202
  John Deere Capital MTN
    3.375%, 10/01/07                                            300          292
  John Hancock Financial Services
    5.625%, 12/01/08                                            204          205
  Lehman Brothers Holdings
    8.500%, 05/01/07                                            250          257
  Morgan Stanley
    5.800%, 04/01/07                                            250          251
  SLM, MTN, Ser A
    3.500%, 09/30/06                                            215          213
  Toyota Motor Credit MTN
    5.650%, 01/15/07                                            250          251
  U.S. Bancorp
    6.875%, 09/15/07                                            227          231
  Wachovia
    4.950%, 11/01/06                                            200          200

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
  Wells Fargo
    5.125%, 02/15/07                                      $     250    $     250
                                                                       ---------
                                                                           4,600
                                                                       ---------
HEALTH CARE - 1.7%
  Merck
    5.250%, 07/01/06                                            160          160
  United Health Group
    3.300%, 01/30/08                                            500          483
                                                                       ---------
                                                                             643
                                                                       ---------
INDUSTRIALS - 1.7%
  McDonnell Douglas
    6.875%, 11/01/06                                            200          202
  Raytheon
    6.750%, 08/15/07                                            250          253
  Waste Management
    7.000%, 10/15/06                                            175          176
                                                                       ---------
                                                                             631
                                                                       ---------
INFORMATION TECHNOLOGY - 1.4%
  Hewlett-Packard
    5.500%, 07/01/07                                            250          251
  International Business Machines
    6.450%, 08/01/07                                            250          253
                                                                       ---------
                                                                             504
                                                                       ---------
REAL ESTATE INVESTMENT TRUST - 0.8%
  EOP Operating
    7.750%, 11/15/07                                            300          309
                                                                       ---------
TELECOMMUNICATION - 1.2%
  AT&T
    7.750%, 03/01/07                                            250          255
    5.750%, 05/02/06                                            175          175
                                                                       ---------
                                                                             430
                                                                       ---------
UTILITIES - 4.5%
  Carolina Power & Light
    5.950%, 03/01/09                                            435          440
  Consolidated Edison of New
    York, Ser 98-A
    6.250%, 02/01/08                                            300          304
  Dominion Resources
    4.125%, 02/15/08                                            350          342
  FPL Group Capital
    7.625%, 09/15/06                                            200          202

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - (CONTINUED)
  Ohio Edison
    4.000%, 05/01/08                                      $     400    $     388
                                                                       ---------
                                                                           1,676
                                                                       ---------
  TOTAL CORPORATE OBLIGATIONS
    (Cost $10,756)                                                        10,635
                                                                       ---------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 25.5%
--------------------------------------------------------------------------------
FHLMC
    6.000%, 01/01/13                                            406          409
    6.000%, 09/01/13                                             86           87
    6.000%, 05/01/14                                            383          387
    6.000%, 10/01/16                                            357          361
    5.500%, 03/01/17                                            360          357
    5.500%, 12/01/17                                             35           34
    5.500%, 02/01/18                                            372          370
    5.500%, 11/01/18                                             32           32
    5.000%, 10/01/18                                            979          954
FHLMC, CMO REMIC, Ser 2722, Cl PA
    4.000%, 02/15/21                                            431          425
FHLMC, CMO REMIC, Ser 2734, Cl JC
    3.500%, 11/15/23                                            153          149
FHLMC, CMO REMIC, Ser 2743, Cl NL
    3.000%, 05/15/23                                            629          612
FHLMC, CMO REMIC, Ser 2836, Cl QC
    5.000%, 09/15/22                                            349          347
FHLMC, CMO REMIC, Ser 2844, Cl PQ
    5.000%, 05/15/23                                            280          279
FNMA
    8.000%, 06/01/30                                             12           13
    8.000%, 11/01/30                                              7            7
    6.500%, 06/01/16                                             58           59
    6.500%, 11/01/16                                            111          114
    6.500%, 02/01/17                                             46           47
    6.500%, 04/01/17                                            161          165
    6.000%, 04/01/16                                            591          599
    6.000%, 06/01/16                                             76           77
    5.500%, 09/01/14                                            954          949
    5.500%, 12/01/16                                            156          155
    5.500%, 09/01/17                                          1,145        1,138
    5.500%, 10/01/17                                            225          223
    5.500%, 11/01/17                                            399          396
    5.500%, 12/01/17                                            204          203
    5.500%, 02/01/18                                             26           26
    5.500%, 04/01/18                                             53           53
    5.500%, 10/01/18                                             72           71
    5.000%, 07/01/14                                            139          135
    5.000%, 05/01/18                                             61           59
    5.000%, 06/01/18                                            229          224
                                                                       ---------
  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $9,705)                                                          9,516
                                                                       ---------

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.6%
--------------------------------------------------------------------------------
  FHLMC
    6.375%, 08/01/11                                      $     100    $     100
    3.500%, 09/15/07                                          1,000          979
  FNMA
    6.000%, 05/15/08                                          2,000        2,033
    5.000%, 01/15/07                                          1,500        1,498
    3.875%, 07/15/08                                          1,000          974
  FNMA (A)
    3.250%, 11/15/07                                          1,000          972
                                                                       ---------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $6,629)                                                          6,556
                                                                       ---------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 15.8%
--------------------------------------------------------------------------------
  American Express Credit Account
    Master Trust, Ser 2003-4, Cl A
    1.690%, 01/15/09                                            500          498
  CenterPoint Energy Transition Bond
    Co. II, Ser A-1
    4.840%, 02/01/11                                            500          499
  Citibank Credit Card Issuance Trust,
    Ser 2001-A6, Cl A6
    5.650%, 06/16/08                                            500          501
  Citibank Credit Card Issuance Trust,
    Ser 2002-A1, Cl A1
    4.950%, 02/09/09                                            275          274
  Citibank Credit Card Issuance Trust,
    Ser 2003-A3, Cl A3
    3.100%, 03/10/10                                            705          679
  Citibank Credit Card Issuance Trust,
    Ser 2004-A4, Cl A4
    3.200%, 08/24/09                                            200          195
  Comed Transitional Funding Trust,
    Ser 1998-1, Cl A6
    5.630%, 06/25/09                                            277          277
  MBNA Master Credit Card Trust,
    Ser 2000-L, Cl A
    6.500%, 04/15/10                                            710          725
  MBNA Master Credit Card Trust,
    Ser 2001-A1, Cl A1
    5.750%, 10/15/08                                            325          325
  MBNA Master Credit Card Trust,
    Ser 2003-A11, Cl A11
    3.650%, 03/15/11                                            500          482
  MBNA Master Credit Card Trust,
    Ser 2005-A7, Cl A7
    4.300%, 02/15/11                                             90           88
  Peco Energy Transition Trust,
    Ser 1999-A, Cl A6
    6.050%, 03/01/09                                            113          113
  PG&E Energy Recovery Funding
    Trust, Ser 2005-1, Cl A2
    3.870%, 06/25/11                                            710          694

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

SHORT TERM BOND FUND

-------------------------------------------------------------------------------
Description                                              Par (000)  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - (CONTINUED)
-------------------------------------------------------------------------------
  TXU Electric Delivery Transition
    Trust, Ser 2004-1, Cl A1
    3.520%, 11/15/11                                     $     385    $     374
  Wal-Mart, Ser 2005-8, Cl 1A8
    5.500%, 10/25/35                                           145          143
                                                                      ---------
  TOTAL ASSET-BACKED SECURITIES
    (Cost $5,930)                                                         5,867
                                                                      ---------

-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 10.6%
-------------------------------------------------------------------------------
  U.S. Treasury Inflation Index Note (A)
    3.875%, 01/15/09                                         1,211        1,272
  U.S. Treasury Notes
    2.625%, 11/15/06                                         1,000          988
  U.S. Treasury Notes (A)
    6.125%, 08/15/07                                           500          507
    3.000%, 11/15/07                                         1,000          972
    2.375%, 08/31/06                                           225          223
                                                                      ---------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $4,040)                                                         3,962
                                                                      ---------

-------------------------------------------------------------------------------
MASTER NOTE - 2.7%
-------------------------------------------------------------------------------
  Bear Stearns (B)
    5.025%, 05/03/06                                         1,000        1,000
                                                                      ---------
  TOTAL MASTER NOTE
    (Cost $1,000)                                                         1,000
                                                                      ---------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.0%
-------------------------------------------------------------------------------
  Bank of America
    4.930%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $823,551
    (collateralized by various
    corporate obligations,
    ranging in par value $433,222
    - $434,833, 5.250% - 6.000%,
    11/15/11 - 04/15/15, total
    market value $864,373) (B)                                 823          823
  Credit Suisse Securities
    4.710%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $1,236,703
    (collateralized by a U.S.
    Treasury obligation, par
    value $1,350,000, 3.625%,
    05/15/13, total market value
    $1,261,322)                                              1,236        1,236

-------------------------------------------------------------------------------
Description                                              Par (000)  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
-------------------------------------------------------------------------------
  Lehman Brothers
    4.925%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $1,679,189
    (collateralized by various
    collateralized mortgage
    obligations, ranging in par
    value $869,811 - $4,981,985,
    0.000% - 9.000%, 01/25/06 -
    02/25/46, total market value
    $1,762,429) (B)                                      $   1,679    $   1,679
                                                                      ---------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $3,738)                                                         3,738
                                                                      ---------
TOTAL INVESTMENTS - 110.8%
  (Cost $41,798) +                                                       41,274
                                                                      ---------
Other Assets and Liabilities -- (10.8)%                                  (4,013)
                                                                      ---------
NET ASSETS -- 100.0%                                                  $  37,261
                                                                      =========

-------------------------------------------------------------------------------

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT APRIL 30, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2006 WAS $3,440,542.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
+ AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $41,798 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $11
      (000) AND $(535) (000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.1%
--------------------------------------------------------------------------------
  ABAG, Multi-Family Housing
    Finance Authority, Non-Profit,
    Episcopal Homes Foundation, COP
    (A) (B) (C)
    3.720%, 02/01/25                                      $  5,750      $  5,750
  ABAG, Multi-Family Housing
    Finance Authority, Non-Profit,
    Paragon Apartments, Ser A,
    RB, AMT (A) (B) (C)
    3.870%, 03/15/40                                         4,000         4,000
  Alameda County, Industrial
    Development Authority Revenue,
    Ettore Products Company Project,
    Ser A, RB, AMT (A) (B) (C)
    3.860%, 12/01/30                                         4,000         4,000
  Big Bear Lake, Industrial
    Revenue, Southwest Gas
    Corporation Project, Ser A,
    RB, AMT (A) (B) (C)
    3.800%, 12/01/28                                         7,700         7,700
  California Infrastructure &
    Economic Development, Colburn
    School, Ser A, RB (A) (B) (C)
    3.750%, 08/01/37                                         4,000         4,000
  California Infrastructure &
    Economic Development, Colburn
    School, Ser B, RB (A) (B) (C)
    3.750%, 08/01/37                                         7,250         7,250
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser A, RB (A) (B)
    3.170%, 04/01/33                                         5,000         5,000
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser B, RB (A) (B)
    3.250%, 04/01/33                                         4,000         4,000
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser C, RB (A) (B)
    3.170%, 04/01/33                                         4,500         4,500
  California Infrastructure &
    Economic Development, J Paul
    Getty, Ser D, RB (A) (B)
    3.250%, 04/01/33                                         3,000         3,000
  California School Cash Reserve
    Program, Ser A, TRAN,
    AMBAC Insured
    4.000%, 07/06/06                                         3,600         3,607
  California State, Community College
    Financing Authority, Ser A, TRAN,
    FSA Insured
    4.000%, 06/30/06                                         6,000         6,013
  California State, Department of
    Water & Power, Ser C-1,
    RB (A) (B) (C)
    3.740%, 05/01/22                                         2,300         2,300
  California State, Department of
    Water & Power, Ser C-15,
    RB (A) (B) (C)
    3.760%, 05/01/22                                         4,520         4,520

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  California State, Department of
    Water & Power, Ser C-18,
    RB (A) (B) (C)
    3.740%, 05/01/22                                      $ 19,000      $ 19,000
  California State, Department of
    Water & Power, Ser C-2, RB, AMBAC
    Insured (A) (B) (C)
    3.740%, 05/01/22                                        14,400        14,400
  California State, Department of
    Water & Power, Ser C-7, RB,
    FSA Insured (A) (B) (C)
    3.800%, 05/01/22                                        10,450        10,450
  California State, Department of
    Water & Power, Ser G-1,
    RB (A) (B) (C)
    3.740%, 05/01/11                                         1,300         1,300
  California State, Department of
    Water & Power, Ser G-3, RB,
    FSA Insured (A) (B) (C)
    3.800%, 05/01/16                                         5,400         5,400
  California State, Department of
    Water & Power, Ser G-6, RB,
    FSA Insured (A) (B) (C)
    3.740%, 05/01/17                                        20,080        20,080
  California State, Department of
    Water & Power, Ser G-8, RB,
    MBIA Insured (A) (B) (C)
    3.800%, 05/01/18                                         4,300         4,300
  California State, Department of
    Water & Power, Ser G-9, RB,
    MBIA Insured (A) (B) (C)
    3.740%, 05/01/18                                         7,200         7,200
  California State, Department of
    Water & Power, Ser G-10, RB,
    FGIC Insured (A) (B) (C)
    3.740%, 05/01/18                                         2,695         2,695
  California State, Department of
    Water & Power, TECP (C)
    3.550%, 06/13/06                                         2,363         2,363
  California State, Economic
    Recovery, Ser C-16, RB,
    FSA Insured (A) (B) (C)
    3.760%, 07/01/23                                        10,000        10,000
  California State, Economic
    Recovery, Ser C-17, RB,
    XLCA Insured (A) (B) (C)
    3.770%, 07/01/23                                         5,300         5,300
  California State, Educational
    Facilities Authority, California
    Institute of Technology, RB (A) (B)
    3.800%, 01/01/24                                        19,000        19,000
  California State, Educational
    Facilities Authority, Pomona
    College, Ser B, RB (A) (B)
    3.760%, 07/01/54                                         2,500         2,500
  California State, GO (A) (B) (C)                          18,000        18,000
  California State, Housing Finance
    Agency Revenue, Ser P, RB, AMT,
    MBIA Insured (A) (B) (C)
    3.870%, 02/01/27                                         5,300         5,300

--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  California State, Housing
    Finance Agency, Home
    Mortgage, Ser Q, RB, AMT,
    AMBAC Insured (A) (B) (C)
    3.870%, 02/01/32                                      $  2,700      $  2,700
  California State, Housing
    Finance Agency, Multi-Family
    Home Mortgage, Ser C,
    RB, AMT (A) (B) (C)
    3.900%, 08/01/27                                         3,985         3,985
  California State, Pollution Control
    Financing Authority, Pacific
    Gas & Electric Project, Ser B,
    RB, AMT (A) (B) (C)
    3.800%, 11/01/26                                           900           900
  California State, Ser B-1,
    GO (A) (B) (C)
    3.740%, 05/01/40                                         3,000         3,000
  California State, TECP (C)
    3.600%, 07/06/06                                         6,000         6,000
    3.600%, 07/07/06                                        12,000        12,000
  California State, TRAN
    4.500%, 06/30/06                                         5,000         5,012
  California State, University Public
    Authority, Kindergarten Project,
    Ser B-5, GO (A) (B) (C)
    3.740%, 05/01/34                                        14,300        14,300
  California Statewide, Communities
    Development Authority,
    Stoneridge Elk Grove, Ser Q,
    RB, AMT (A) (B) (C)
    3.870%, 10/01/38                                         6,750         6,750
  California Statewide, Communities
    Development Authority,
    Varenna Assisted Living, Ser F,
    RB, AMT (A) (B) (C)
    3.870%, 02/15/41                                         3,800         3,800
  East Bay, Municipal Water
    System, TECP (C)
    3.320%, 05/17/06                                         2,800         2,800
  Gulf Coast, Industrial Development
    Authority, Citgo Petroleum
    Project, RB, AMT (A) (B) (C)
    3.860%, 02/01/32                                         3,550         3,550
  Irvine County, Improvement
    Bond Act of 1915, Special Public
    Assessment District #85-7-I,
    FSA Insured (A) (B) (C)
    3.770%, 09/02/11                                        12,850        12,850
  Livermore, Capital Projects, COP,
    AMBAC Insured (A) (B) (C)
    3.810%, 05/01/27                                         3,700         3,700
    3.810%, 10/01/30                                         5,000         5,000
  Los Angeles County, Multi-Family
    Housing Authority, Sierra Project,
    Ser A, RB, AMT, FHLMC
    Insured (A) (B) (C)
    3.850%, 09/01/30                                         1,720         1,720
  Los Angeles County, Ser A, TRAN
    4.000%, 06/30/06                                         3,550         3,557

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  Los Angeles, Department of
    Water & Power, Sub-Ser A-5,
    RB (A) (B) (C)
    3.730%, 07/01/35                                      $  4,100      $  4,100
  Los Angeles, Waste Water
    Systems, Ser A, RB,
    XLCA Insured (A) (B) (C)
    3.870%, 06/01/28                                         5,580         5,580
  Metropolitan, Water District
    of Southern California, Ser C,
    RB (A) (B) (C)
    3.740%, 07/01/28                                         9,900         9,900
  Ontario, Multi-Family Housing
    Authority, Residential Park
    Centre Project, RB,
    FHLMC Insured (A) (B) (C)
    3.780%, 12/01/35                                        23,500        23,500
  Orange County, Apartment
    Development Revenue, WLCO
    LF Partners, Ser G-2, RB,
    FNMA Collateralized (A) (B) (C)
    3.780%, 11/15/28                                         2,300         2,300
  Orange County, Special Financing
    Authority, Teeter Plan, Ser D,
    RB, AMBAC Insured (A) (B) (C)
    3.780%, 11/01/14                                         1,150         1,150
  Orange County, Special Financing
    Authority, Teeter Plan, Ser E,
    RB, AMBAC Insured (A) (B) (C)
    3.780%, 11/01/14                                           750           750
  Oxnard, Multi-Family Housing
    Authority, Seawind Apartments
    Projects, Ser A, RB, AMT,
    FNMA Insured (A) (B) (C)
    3.880%, 12/01/20                                         3,175         3,175
  Redondo Beach, Multi-Family Housing
    Authority, McCandless Senior
    Housing Project, Ser A,
    RB (A) (B) (C)
    3.850%, 12/01/25                                         7,100         7,100
  Riverside County, RB, TECP (C)
    3.110%, 05/19/06                                         5,000         5,000
  Sacramento County, Sanitation
    District Financing Authority,
    Ser C, RB (A) (B) (C)
    3.750%, 12/01/30                                         2,250         2,250
  Sacramento County, Ser A, TRAN
    4.000%, 07/10/06                                        15,000        15,041
  Sacramento, City Financing
    Authority, Ser G, RB,
    AMBAC Insured (A) (B) (C) (D)
    3.830%, 05/01/16                                         5,700         5,700
  Sacramento, Unified School District,
    COP, FSA Insured (A) (B) (C)
    3.770%, 03/01/31                                         1,700         1,700
  San Bernadino County, Multi-Family
    Housing Authority, Raintree
    Apartments, Ser A, RB (A) (B) (C)
    3.780%, 09/01/35                                         1,300         1,300

--------------------------------------------------------------------------------

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
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  San Diego County, School District,
    Ser A, TRAN
    4.000%, 07/14/06                                      $  6,000      $  6,017
  San Diego County, TECP
    3.460%, 07/13/06                                         3,000         3,000
    3.580%, 08/09/06                                         2,000         2,000
  San Francisco City & County,
    Redevelopment Authority,
    Fillmore Housing Center
    Project, Ser A-1, RB,
    FHLMC Insured (A) (B) (C)
    3.780%, 12/01/17                                        11,900        11,900
  San Francisco City & County,
    Redevelopment Authority,
    Folsom-Dore Apartment Project,
    RB, AMT (A) (B) (C)
    3.790%, 12/01/34                                           900           900
  San Francisco City & County,
    Redevelopment Authority,
    Second Ser 33-C, RB, AMT,
    XLCA Insured (A) (B) (C)
    3.820%, 05/01/25                                        17,100        17,100
  San Francisco City & County,
    Redevelopment Authority,
    Second Ser 33-G, RB, AMT,
    XLCA Insured (A) (B) (C)
    3.800%, 05/01/25                                         9,300         9,300
  San Jose, Multi-Family Housing,
    Evans Lane Apartments, Ser H,
    RB, AMT (A) (B) (C)
    3.800%, 04/15/36                                         3,000         3,000
  Santa Clara County, El Camino
    Hospital District Lease Authority,
    Valley Medical Center Project,
    Ser A, RB (A) (B) (C)
    3.830%, 08/01/15                                         3,000         3,000
  Simi Valley, Multi-Family Housing
    Authority, Shadowridge
    Apartments, RB (A) (B) (C)
    3.840%, 09/01/19                                         5,000         5,000
  Uniersity of California, TECP
    3.300%, 05/19/06                                        10,000        10,000
  University of California,
    Multi-Purpose Projects, Ser F,
    RB, FGIC Insured (A) (B) (C)
    5.000%, 09/01/27                                         7,450         7,573
  University of California, RB, TECP
    3.130%, 05/19/06                                         6,000         6,000
  Ventura County, RB, TECP (C)
    3.320%, 06/08/06                                         9,700         9,700
                                                                        --------
  TOTAL MUNICIPAL BONDS
    (Cost $487,588)                                                      487,588
                                                                        --------

--------------------------------------------------------------------------------
Description                                                 Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANIES (E) - 0.1%
--------------------------------------------------------------------------------
    BlackRock Provident California
       Tax Free Money Market, 3.390%                       133,958      $    134
    Goldman Sachs California Tax Free
       Money Market, 3.190%                                106,450           106
                                                                        --------
  TOTAL REGULATED INVESTMENT COMPANIES (E)
    (Cost $240)                                                              240
                                                                        --------

TOTAL INVESTMENTS - 96.2%
  (Cost $487,828) +                                                      487,828
                                                                        --------
Other Assets and Liabilities, Net -- 3.8%                                19,373
                                                                        --------
NET ASSETS -- 100.0%                                                    $507,201
                                                                        ========

--------------------------------------------------------------------------------

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF APRIL 30, 2006.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(E)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

------------------------------------------------------------------------------------
Description                                              Par (000)       Value (000)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED * - 59.6%
------------------------------------------------------------------------------------
ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 20.4%
   Bavaria TRR Corp. (B)
     4.808%, 05/01/06                                     $ 95,000      $    95,000
   Bavaria Universal Funding Corp. (B)
     4.932%, 05/22/06                                      100,000           99,714
   CC (USA), Inc. (B)
     5.071%, 07/21/06                                       70,100           69,310
   Cedar Springs Capital Co. (B)
     4.713%, 05/08/06                                       25,000           24,977
     4.835%, 05/22/06                                       20,000           19,944
     4.828%, 06/02/06                                       65,000           64,724
     4.888%, 06/06/06                                       18,446           18,357
     5.053%, 07/17/06                                       25,000           24,733
   Giro Balanced Funding Corp. (B)
     4.765%, 05/22/06                                       60,000           59,835
   Greyhawk Funding LLC (B)
      4.855%, 05/11/06                                      40,000           39,946
   Lake Constance Funding LLC (B)
     5.090%, 07/19/06                                       25,000           24,724
   Quatro-PMX Funding Corp. (B)
     4.842%, 05/03/06                                       75,167           75,147
     4.819%, 05/05/06                                       40,000           39,979
                                                                        -----------
                                                                            656,390
                                                                        -----------
ASSET-BACKED SECURITY - GOVERNMENT - 1.6%
   Govco, Inc. (B)
     4.737%, 05/18/06                                       43,350           43,254
     4.745%, 05/22/06                                       10,000            9,973
                                                                        -----------
                                                                             53,227
                                                                        -----------
ASSET-BACKED SECURITY - TRADE RECEIVABLES - 18.3%
   Apreco LLC (B)
     4.888%, 05/23/06                                       75,000           74,777
     4.964%, 06/07/06                                       50,000           49,747
     4.964%, 06/08/06                                       25,000           24,870
   Concord Minutemen Capital Co., Ser A (B)
     4.844%, 05/11/06                                       47,000           46,937
     4.889%, 05/18/06                                       80,329           80,144
   Crown Point Capital Co. (B)
     4.696%, 05/12/06                                      153,000          152,783
   Lexington Parker Capital Co. LLC (B)
     4.730%, 05/16/06                                       80,000           79,844
   Regency Markets No. 1 LLC (B)
     5.090%, 07/20/06                                       81,959           81,043
                                                                        -----------
                                                                            590,145
                                                                        -----------

------------------------------------------------------------------------------------
Description                                              Par (000)       Value (000)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
------------------------------------------------------------------------------------
BANKING - 15.5%
   CBA (Delaware) Finance
     4.820%, 05/01/06                                     $100,000      $   100,000
   Long Lane Master Trust,
     Guarantee: Bank of America (B)
     4.878%, 05/15/06                                       26,970           26,919
     4.897%, 05/22/06                                       41,798           41,679
     4.929%, 06/20/06                                       55,813           55,435
   Picaros Funding LLC,
     Guarantee: KBC Bank N.V. (B)
     4.900%, 05/31/06                                      100,000           99,595
   Spintab AB
     4.815%, 06/02/06                                       75,000           74,683
   Westpac Banking Corp. (B)
     4.850%, 05/01/06                                      100,000          100,000
                                                                        -----------
                                                                            498,311
                                                                        -----------
INSURANCE - 1.9%
   Aquinas Funding LLC,
     Guarantee: MBIA (B)
     4.930%, 06/21/06                                       63,250           62,814
                                                                        -----------
MULTIPLE INDUSTRY - 1.9%
   General Electric Capital Corp.
     4.820%, 05/01/06                                       60,000           60,000
                                                                        -----------
   TOTAL COMMERCIAL PAPER - DISCOUNTED
     (Cost $1,920,887)                                                    1,920,887
                                                                        -----------

CERTIFICATES OF DEPOSIT - YANKEE - 14.1%
   Barclays Bank Plc
     4.730%, 05/22/06                                      100,000          100,000
     5.020%, 07/18/06                                       50,000           50,000
   Credit Suisse First Boston NY (A)
     4.871%, 05/17/06                                       50,000           50,000
     4.720%, 05/17/06                                       50,000           50,000
   Credit Suisse NY
     4.800%, 05/08/06                                       55,000           55,000
   Natexis Banques Populair NY
     4.070%, 05/10/06                                      100,000          100,000
     5.020%, 06/26/06                                       50,000           50,000
                                                                        -----------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
     (Cost $455,000)                                                        455,000
                                                                        -----------

--------------------------------------------------------------------------------

                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

------------------------------------------------------------------------------------
Description                                              Par (000)       Value (000)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 11.5%
------------------------------------------------------------------------------------
ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 3.1%
   Liberty Lighthouse U.S. Capital
     Corp. (A) (B)
     4.798%, 06/06/06                                     $100,000      $    99,998
                                                                        -----------
BANKING - 2.8%
   Nationwide Building Society
     (A) (B) (C)
     5.025%, 04/27/07                                       50,000           50,000
     4.870%, 04/05/07                                       40,000           40,000
                                                                        -----------
                                                                             90,000
                                                                        -----------
BROKERAGE - 1.6%
   Morgan Stanley & Co. (A) (C)
     5.059%, 05/25/07                                       50,000           50,000
                                                                        -----------
FINANCIAL SERVICES - 0.9%
   American Express Credit Corp.
     (A) (B) (C)
     4.972%, 05/18/07                                       30,000           30,000
                                                                        -----------
INSURANCE - 0.5%
   Meridian Funding Co. LLC,
     Guarantee: MBIA (A) (B) (C) (D)
     5.150%, 05/25/07                                       15,680           15,680
                                                                        -----------
MULTIPLE INDUSTRY - 2.6%
   General Electric Capital Corp.
     (A) (C)
     4.949%, 05/09/07                                       60,000           60,000
     5.001%, 05/17/07                                       24,000           24,000
                                                                        -----------
                                                                             84,000
                                                                        -----------
   TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
     (Cost $369,678)                                                        369,678
                                                                        -----------

-----------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (A) (E) (F)- 7.2%
-----------------------------------------------------------------------------------
BANKING - 2.9%
   Alaska State, Four Dam Pool,
     Ser B, RB
     4.910%, 07/01/26                                        8,300            8,300
   Bernalillo County, New Mexico,
     Industrial Revenue,Tempur
     Production, Ser A, RB
     4.930%, 09/01/30                                        5,800            5,800
   D&I Properties LLC
     4.910%, 11/01/34                                        1,265            1,265
   Holland-Sheltair Av Funding
     5.000%, 05/01/35                                        7,820            7,820

------------------------------------------------------------------------------------
Description                                              Par (000)       Value (000)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (A) (E) (F)- (CONTINUED)
------------------------------------------------------------------------------------
BANKING - (CONTINUED)
   Missouri State, Development Finance
     Board Infrastructure, RB
     4.930%, 10/01/34                                     $  9,500      $     9,500
   New Belgium Brewery Co.
     5.060%, 07/01/15                                        2,780            2,780
   North Texas Higher Education
     Authority, Student Loan
     Revenue, RB
     4.850%, 06/01/45                                       50,300           50,300
   Stephens & Stephens XII LLC
     4.910%, 01/01/35                                        2,700            2,700
   Washington State, Housing
     Finance Community, Multi-
     Family Housing, The Lodge at
     Eagle Ridge, Ser B, RB
     4.970%, 08/01/41                                        4,065            4,065
                                                                        -----------
                                                                             92,530
                                                                        -----------
INSURANCE - 4.3%
   California State, Housing Finance
     Agency, Ser K
     4.820%, 08/01/31                                       77,730           77,730
   Connecticut State, Housing Finance
     Authority, RB
     4.810%, 11/15/16                                        4,600            4,600
   North Carolina State, Education
     Assistance Authority, Student
     Loan, Ser A-5, RB
     4.870%, 09/01/35                                        4,350            4,350
   North Carolina State, Education
     Assistance Authority, Student
     Loan, Ser A-6, RB
     4.870%, 09/01/35                                        5,000            5,000
   Pasadena, California, Public
     Financing Authority, RB
     4.840%, 06/01/25                                       26,100           26,100
   Utah State, Board Regents Student
     Loan Revenue, RB
     4.850%, 11/01/44                                       21,900           21,900
                                                                        -----------
                                                                            139,680
                                                                        -----------
   TOTAL VARIABLE RATE DEMAND NOTES
     (Cost $232,210)                                                        232,210
                                                                        -----------

------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - DOMESTIC - 4.5%
------------------------------------------------------------------------------------
   Citibank N.A
     4.770%, 05/26/06                                       80,000           80,000
     4.820%, 06/07/06                                       55,000           55,000
     4.875%, 06/16/06                                       10,000           10,000
                                                                        -----------
   TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
     (Cost $145,000)                                                        145,000
                                                                        -----------

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

------------------------------------------------------------------------------------
Description                                              Par (000)       Value (000)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
COMMERCIAL PAPER - INTEREST BEARING - 2.3%
------------------------------------------------------------------------------------
BANKING - 2.3%
   Eurohypo AG (A) (B)
     4.852%, 05/11/06                                     $ 75,000      $    75,000
                                                                        -----------
   TOTAL COMMERCIAL PAPER - INTEREST BEARING
     (Cost $75,000)                                                          75,000
                                                                        -----------
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.8%
------------------------------------------------------------------------------------
   Credit Suisse Securities (USA) LLC
     4.710%, dated 04/28/06, matures on
     05/01/06, repurchase price
     $24,546,370 (collateralized by a
     U.S. Treasury obligation, par
     value $26,790,000, 3.625%,
     05/15/13, total market value
     $25,030,236)                                         $ 24,537           24,537
                                                                        -----------
   TOTAL REPURCHASE AGREEMENT
     (Cost $24,537)                                                          24,537
                                                                        -----------
TOTAL INVESTMENTS - 100.0%
   (Cost $3,222,312) +                                                    3,222,312
                                                                        -----------
Other Assets and Liabilities -- 0.0%                                          (725)
                                                                        -----------
NET ASSETS -- 100.0%                                                    $ 3,221,587
                                                                        ===========

--------------------------------------------------------------------------------

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY.
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON APRIL 30, 2006.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS".
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2006 WAS $15,680,000.
(E) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.A. -- NORTH AMERICA
NY -- NEW YORK
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES
+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


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[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.9%
--------------------------------------------------------------------------------
  FHLB
    2.950%, 09/14/06                                      $  25,000    $  24,848
  FHLB (A)
    4.716%, 06/02/06                                         25,000       24,999
    4.570%, 08/02/06                                         20,000       19,997
  FHLMC
    2.500%, 05/05/06                                         29,400       29,393
  FHLMC, Callable @ 100 (C)
    3.000%, 06/09/06                                         12,500       12,485
    3.000%, 06/09/06                                          2,500        2,497
  FNMA
    3.250%, 07/31/06                                         14,639       14,580
                                                                       ---------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $128,799)                                                      128,799
                                                                       ---------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 6.2%
--------------------------------------------------------------------------------
  California, Milpitas
    Multi-Family Housing Revenue,
    Crossing, Ser A, RB,
    Guarantee FNMA (A) (B)
    4.950%, 08/15/33                                          5,400        5,400
  California, Sacramento County,
    Multi-Famil Housing
    Development Authority, Deer
    Park Apartments, RB,
    Guarantee FNMA (A) (B)
    4.980%, 07/15/35                                          1,650        1,650
  California, Simi Valley,
    Multi-Family Housing Revenue,
    Parker Ranch, RB, Guarantee
    FNMA (A) (B)
    4.980%, 07/15/36                                          1,950        1,950
  California, Statewide Community
    Development, Palms
    Apartments, Ser C, RB,
    Guarantee FNMA (A) (B)
    4.960%, 05/15/35                                          4,855        4,855
  New York City, Multi-Family
    Housing Development
    Authority, 39th Street
    Housing Development,
    Ser B, RB,
    Guarantee FNMA (A) (B)
    4.850%, 11/15/31                                          1,800        1,800
  New York State, Housing Finance
    Agency Revenue, Biltmore
    Tower Housing, Ser B, RB,
    Guarantee FNMA (A) (B)
    4.850%, 05/15/34                                          5,150        5,150
  New York State, Housing
    Finance Agency Revenue,
    South Cove, Ser B, RB,
    Guarantee FHLMC (A) (B)
    4.920%, 11/01/30                                          1,600        1,600
  Pennsylvania, Montgomery
    County, Redevelopment
    Authority, Kingswood
    Apartments, Ser A, RB,
    Guarantee FNMA (A) (B)
    4.870%, 08/15/31                                          8,505        8,505

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
  Washington State, Housing
    Finance Authority,
    Bridgewood Project, Ser B, RB,
    Guarantee FNMA (A) (B)
    4.970%, 09/01/34                                      $   3,815    $   3,815
                                                                       ---------
  TOTAL VARIABLE RATE DEMAND NOTES
    (Cost $34,725)                                                        34,725
                                                                       ---------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 71.0%
--------------------------------------------------------------------------------
  Deutsche Bank Securities, Inc.
    4.700%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $100,039,167
    (collateralized by various
    U.S. Treasury obligations,
    ranging in par value
    $17,297,000 - $63,595,000,
    0.000% - 9.250%, 06/15/06 -
    02/15/16, total market value
    $102,000,307)                                           100,000      100,000
  Deutsche Bank Securities, Inc.
    4.780%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $140,065,155
    (collateralized by various
    U.S. agency obligations,
    ranging in par value
    $2,432,000 - $52,997,000,
    2.600% - 6.250%, 09/07/06 -
    10/27/25, total market value
    $142,810,442)                                           140,009      140,009
  Goldman Sachs & Co.
    4.760%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $25,009,917
    (collateralized by various
    U.S. agency obligations,
    ranging in par value
    $1,894,000 - $24,575,000,
    0.000% - 0.000%, 01/10/07 -
    01/18/07, total market value
    $25,500,798)                                             25,000       25,000
  JP Morgan Securities, Inc.
    4.760%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $25,009,917
    (collateralized by various
    U.S. agency obligations,
    ranging in par value
    $5,949,000 - $10,335,000,
    0.000% - 0.000%, 07/15/06 -
    10/15/19, total market value
    $25,502,266)                                             25,000       25,000
  Merrill Lynch Government
    Securities, Inc.
    4.700%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $84,032,900
    (collateralized by various
    U.S. Treasury obligations,
    ranging in par value
    $1,286,000 - $53,645,000,
    3.125% - 4.875%, 05/15/07 -
    08/15/15, total market value
    $85,681,567)                                             84,000       84,000

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[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

-------------------------------------------------------------------------------
Description                                              Par (000)  Value (000)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
-------------------------------------------------------------------------------
  Merrill Lynch Government
    Securities, Inc.
    4.780%, dated 04/28/06,
    matures on 05/01/06,
    repurchase price $25,009,958
    (collateralized by various
    U.S. agency obligations,
    ranging in par value
    $3,575,000 - $10,718,000,
    3.625% - 6.875%, 02/15/08 -
    09/15/10, total market value
    $25,502,924)                                         $  25,000    $  25,000
                                                                      ---------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $399,009)                                                     399,009
                                                                      ---------

TOTAL INVESTMENTS - 100.1%
  (Cost $562,533) +                                                     562,533
                                                                      ---------
Other Assets and Liabilities, Net -- (0.1)%                                (315)
                                                                      ---------

NET ASSETS -- 100.0%                                                  $ 562,218
                                                                      =========

--------------------------------------------------------------------------------

(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON APRIL 30, 2006.
(B) DEMAND FEATURE -- THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
(C)   SECURITY IS CONTINUOUSLY CALLABLE @ 100 WITH 5 BUSINESS DAYS NOTICE.
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES
+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                           Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY BILLS* - 100.2%
--------------------------------------------------------------------------------
  U.S. Treasury Bills
    4.534%, 05/04/06                                   $  2,375       $   2,374
    4.534%, 05/11/06                                     22,131          22,104
    4.551%, 05/18/06                                     23,739          23,689
    4.561%, 05/25/06                                    125,308         124,935
    4.647%, 06/01/06                                     46,309          46,127
    4.615%, 06/08/06                                    233,617         232,504
    4.632%, 06/15/06                                    152,250         151,389
    4.710%, 06/22/06                                     89,550          88,953
    4.697%, 07/13/06                                     50,000          49,536
    4.711%, 07/20/06                                    100,000          98,980
    4.811%, 08/03/06                                     50,000          49,388
                                                                      ---------
  TOTAL U.S. TREASURY BILLS
    (Cost $889,979)                                                     889,979
                                                                      ---------
TOTAL INVESTMENTS - 100.2%
  (Cost $889,979) +                                                     889,979
                                                                      ---------
Other Assets and Liabilities, Net -- (0.2)%                              (1,971)
                                                                      ---------
NET ASSETS -- 100.0%                                                  $ 888,008
                                                                      =========

--------------------------------------------------------------------------------

*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
      PURCHASE.
+     FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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                                                           WWW.HIGHMARKFUNDS.COM

--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                       HighMark Funds


By (Signature and Title)*          /s/ Earle A. Malm II
                                   --------------------
                                   Earle A. Malm II, President

Date:  June 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Earle A. Malm II
                                   --------------------
                                   Earle A. Malm II, President

Date:  June 25, 2006


By (Signature and Title)*          /s/ Jennifer E. Spratley
                                   -----------------------
                                   Jennifer E. Spratley, Chief Financial Officer

Date:  June 25, 2006


* Print the name and title of each signing officer under his or her signature.